UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

Item 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—97.29%

ADVERTISING—1.86%
Donnelley (R.H.) Corp.
8.88%, 10/15/17(a)	$4,200,000	$3,854,970

		3,854,970
AEROSPACE & DEFENSE—1.99%
L-3 Communications Corp.
6.38%, 10/15/15	4,200,000	4,126,500

		4,126,500
AUTO MANUFACTURERS—1.74%
General Motors Corp.
7.13%, 07/15/13(b)	4,200,000	3,597,269

		3,597,269
AUTO PARTS & EQUIPMENT—4.10%
Goodyear Tire & Rubber Co. (The)
11.25%, 03/01/11	4,305,000	4,590,206
Lear Corp.
8.75%, 12/01/16	4,200,000	3,888,668

		8,478,874
BEVERAGES—1.94%
Constellation Brands Inc.
7.25%, 05/15/17(a)	4,200,000	4,013,940

		4,013,940
COAL—3.98%
Massey Energy Co.
6.88%, 12/15/13	4,305,000	3,983,201
Peabody Energy Corp.
7.38%, 11/01/16	4,200,000	4,261,530

		8,244,731
COMMERCIAL SERVICES—4.01%
ARAMARK Corp.
8.50%, 02/01/15	4,200,000	4,156,950
Hertz Corp. (The)
8.88%, 01/01/14	4,200,000	4,145,820

		8,302,770
COMPUTERS—2.06%
SunGard Data Systems Inc.
9.13%, 08/15/13	4,200,000	4,252,500

		4,252,500
DIVERSIFIED FINANCIAL SERVICES—3.73%
Ford Motor Credit Co.
7.80%, 06/01/12	4,305,000	3,795,288
Idearc Inc.
8.00%, 11/15/16	4,200,000	3,913,875

		7,709,163

ELECTRIC—10.00%
AES Corp. (The)
8.00%, 10/15/17(a)	4,200,000	4,151,000
Edison Mission Energy
7.00%, 05/15/17	4,305,000	4,111,275
Mirant North America LLC
7.38%, 12/31/13	4,200,000	4,205,250
NRG Energy Inc.
7.38%, 02/01/16	4,305,000	4,193,787
Reliant Energy Inc.
7.88%, 06/15/17	4,200,000	4,021,500

		20,682,812
ELECTRONICS—1.97%
NXP BV / NXP Funding LLC
7.88%, 10/15/14	4,305,000	4,066,718

		4,066,718
ENTERTAINMENT—1.44%
Tropicana Entertainment LLC
9.63%, 12/15/14	4,305,000	2,975,186

		2,975,186
ENVIRONMENTAL CONTROL—1.97%
Allied Waste North America Inc.
6.88%, 06/01/17	4,200,000	4,079,250

		4,079,250
FOREST PRODUCTS & PAPER—1.94%
Georgia-Pacific Corp.
7.13%, 01/15/17(a)	4,200,000	4,016,250

		4,016,250
HEALTH CARE - SERVICES—8.00%
Community Health Systems Inc.
8.88%, 07/15/15	4,305,000	4,256,569
DaVita Inc.
7.25%, 03/15/15	4,200,000	4,058,250
HCA Inc.
9.25%, 11/15/16	4,200,000	4,333,000
Tenet Healthcare Corp.
9.88%, 07/01/14	4,200,000	3,899,000

		16,546,819
LODGING—1.95%
MGM MIRAGE
7.50%, 06/01/16	4,200,000	4,045,230

		4,045,230
MACHINERY—2.08%
Case New Holland Inc.
7.13%, 03/01/14	4,305,000	4,309,477

		4,309,477
MEDIA—11.41%
Cablevision Systems Corp.
8.00%, 04/15/12	4,200,000	3,958,500
CCH I LLC
11.00%, 10/01/15	4,200,000	3,569,580
DIRECTV Holdings LLC
6.38%, 06/15/15	4,200,000	4,026,750

EchoStar DBS Corp.
7.13%, 02/01/16	4,200,000	4,362,750
TL Acquisitions Inc.
10.50%, 01/15/15(a)	3,885,000	3,790,284
Umbrella Acquisition Inc.
9.75%, 03/15/15(a)(b)	4,200,000	3,898,230

		23,606,094
MINING—2.17%
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	4,200,000	4,494,630

		4,494,630
OIL & GAS—3.88%
Chesapeake Energy Corp.
6.50%, 08/15/17	4,200,000	3,987,375
Sabine Pass LNG LP
7.50%, 11/30/16	4,200,000	4,042,500

		8,029,875
PACKAGING & CONTAINERS—4.02%
Crown Americas LLC
7.75%, 11/15/15	4,305,000	4,331,906
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	4,200,000	3,990,000

		8,321,906
PIPELINES—5.69%
Dynegy Holdings Inc.
7.75%, 06/01/19	4,200,000	3,748,500
El Paso Corp.
7.00%, 06/15/17	4,200,000	4,252,290
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	4,200,000	3,762,150

		11,762,940
RETAIL—3.60%
Dollar General Corp.
10.63%, 07/15/15(a)(b)	4,305,000	3,881,962
Rite Aid Corp.
9.50%, 06/15/17(a)	4,200,000	3,573,500

		7,455,462
SEMICONDUCTORS—1.88%
Freescale Semiconductor Inc.
8.88%, 12/15/14	4,305,000	3,885,263

		3,885,263
SOFTWARE—1.89%
First Data Corp.
9.88%, 09/24/15(a)	4,200,000	3,900,750

		3,900,750
TELECOMMUNICATIONS—7.99%
Intelsat Bermuda Ltd.
11.25%, 06/15/16	4,200,000	4,297,860
Level 3 Financing Inc.
9.25%, 11/01/14	4,200,000	3,722,180
West Corp.
9.50%, 10/15/14	4,305,000	4,187,617
Windstream Corp.
8.63%, 08/01/16	4,200,000	4,329,780

		16,537,437

TOTAL CORPORATE BONDS & NOTES
(Cost: $210,071,661)		201,296,816

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.49%

MONEY MARKET FUNDS—7.49%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(c)(d)	4,455,774	4,455,774
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	11,028,500	11,028,500

		15,484,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,484,274)		15,484,274

TOTAL INVESTMENTS IN SECURITIES—104.78%
(Cost: $225,555,935)		216,781,090
Other Assets, Less Liabilities—(4.78)%		(9,881,665)

NET ASSETS—100.00%		$206,899,425

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—98.43%

AUTO MANUFACTURERS—0.98%
Daimlerchrysler N.A. Holding Corp.
5.75%, 09/08/11	$30,400,000	$31,485,617

		31,485,617
BANKS—12.75%
American Express Bank FSB
5.55%, 10/17/12	34,960,000	35,500,307
American Express Centurion Bank
5.55%, 10/17/12	27,360,000	27,781,481
Bank of America Corp.
5.38%, 08/15/11	31,920,000	32,479,925
Bank of America N.A.
5.30%, 03/15/17	30,400,000	29,731,738
Capital One Financial Corp.
5.70%, 09/15/11	31,920,000	31,621,524
6.75%, 09/15/17	31,920,000	31,750,186
Deutsche Bank AG London
5.38%, 10/12/12	30,400,000	30,994,814
6.00%, 09/01/17	31,920,000	32,756,317
HSBC Holdings PLC
6.50%, 05/02/36	31,920,000	29,951,508
Royal Bank of Canada
5.65%, 07/20/11	30,400,000	31,448,565
Wachovia Corp.
5.30%, 10/15/11	31,920,000	32,123,239
5.75%, 06/15/17	30,400,000	30,335,138
Wells Fargo & Co.
5.25%, 10/23/12	31,920,000	32,356,456

		408,831,198
BUILDING MATERIALS—1.01%
CRH America Inc.
6.00%, 09/30/16	31,920,000	32,512,309

		32,512,309
COMMERCIAL SERVICES—2.01%
Donnelley (R.R.) & Sons Co.
5.63%, 01/15/12	31,920,000	31,987,313
Western Union Co.
5.40%, 11/17/11	31,920,000	32,503,807

		64,491,120
COMPUTERS—0.98%
International Business Machines Corp.
5.70%, 09/14/17	30,400,000	31,362,808

		31,362,808
DIVERSIFIED FINANCIAL SERVICES—31.81%
American Express Co.
6.15%, 08/28/17	31,920,000	32,807,169

Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	30,400,000	29,617,656
6.95%, 08/10/12	30,400,000	31,180,976
CIT Group Inc.
5.65%, 02/13/17	31,920,000	27,878,967
Citigroup Inc.
5.50%, 08/27/12	30,400,000	30,853,981
6.00%, 08/15/17	31,920,000	32,434,480
6.13%, 08/25/36	31,920,000	30,494,470
Countrywide Financial Corp.
5.80%, 06/07/12	30,400,000	22,511,200
Credit Suisse USA Inc.
5.50%, 08/16/11	30,400,000	30,985,478
General Electric Capital Corp.
5.00%, 12/01/10	30,400,000	31,001,453
5.63%, 09/15/17	31,920,000	33,074,884
6.15%, 08/07/37	31,920,000	34,243,012
General Electric Co.
5.00%, 02/01/13	30,400,000	30,882,896
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	30,400,000	30,863,600
6.25%, 09/01/17	30,400,000	31,414,600
6.75%, 10/01/37	31,920,000	31,284,792
HSBC Finance Corp.
5.50%, 01/19/16	31,920,000	31,028,315
5.90%, 06/19/12	30,400,000	30,887,352
IBM International Group Capital LLC
5.05%, 10/22/12	31,920,000	32,452,467
International Lease Finance Corp.
5.30%, 05/01/12	30,400,000	30,750,294
JP Morgan Chase Capital XXV
6.80%, 10/01/37(a)	31,920,000	29,892,867
JPMorgan Chase & Co.
5.38%, 10/01/12	30,400,000	30,880,631
6.13%, 06/27/17	31,920,000	32,368,744
Lehman Brothers Holdings Inc.
6.20%, 09/26/14	30,400,000	30,928,167
6.50%, 07/19/17	31,920,000	31,826,777
6.88%, 07/17/37	31,920,000	30,822,626
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	30,400,000	30,832,908
6.11%, 01/29/37	31,920,000	28,005,171
6.40%, 08/28/17	31,920,000	32,384,567
Morgan Stanley
5.45%, 01/09/17	31,920,000	31,236,354
5.63%, 01/09/12	31,920,000	32,432,537
SLM Corp.
5.40%, 10/25/11	30,400,000	28,730,415
Toyota Motor Credit Corp.
5.45%, 05/18/11	31,920,000	33,309,630

		1,020,299,436
ELECTRIC—1.00%
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	31,920,000	32,065,572

		32,065,572
HEALTH CARE - PRODUCTS—3.12%
Johnson & Johnson
5.15%, 08/15/12	31,920,000	33,352,889
5.55%, 08/15/17	31,920,000	33,810,941
5.95%, 08/15/37	30,400,000	32,757,621

		99,921,451

HEALTH CARE - SERVICES—3.85%
UnitedHealth Group Inc.
5.25%, 03/15/11	31,920,000	32,629,576
WellPoint Inc.
5.00%, 01/15/11	28,880,000	29,139,099
5.88%, 06/15/17	30,400,000	30,856,460
6.38%, 06/15/37	30,400,000	30,708,534

		123,333,669
INSURANCE—0.99%
American International Group Inc.
5.45%, 05/18/17	31,920,000	31,580,048

		31,580,048
MEDIA—7.01%
Comcast Corp.
6.30%, 11/15/17	30,400,000	31,564,172
6.95%, 08/15/37	31,920,000	33,553,346
Time Warner Cable Inc.
6.55%, 05/01/37	31,920,000	31,782,936
Time Warner Inc.
5.50%, 11/15/11	31,920,000	32,120,445
Viacom Inc.
5.75%, 04/30/11	30,400,000	31,056,853
6.25%, 04/30/16	31,920,000	32,323,154
6.88%, 04/30/36	31,920,000	32,317,904

		224,718,810
MINING—2.00%
BHP Billiton Finance Ltd.
5.13%, 03/29/12	31,920,000	32,382,253
5.40%, 03/29/17	31,920,000	31,759,355

		64,141,608
OIL & GAS—6.05%
Anadarko Petroleum Corp.
5.95%, 09/15/16	31,920,000	32,520,589
6.45%, 09/15/36	31,920,000	32,566,748
Canadian Natural Resources Ltd.
6.25%, 03/15/38	31,920,000	31,104,044
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	30,400,000	31,014,200
Shell International Finance BV
5.63%, 06/27/11	31,920,000	33,344,006
Valero Energy Corp.
6.63%, 06/15/37	31,920,000	33,461,462

		194,011,049
PHARMACEUTICALS—7.07%
Abbott Laboratories
5.60%, 05/15/11	31,920,000	32,618,360
5.60%, 11/30/17	31,920,000	32,497,858
6.15%, 11/30/37	15,200,000	15,694,203
AstraZeneca PLC
5.40%, 09/15/12	31,920,000	33,039,931
5.90%, 09/15/17	30,400,000	31,640,624
6.45%, 09/15/37	30,400,000	32,722,661
Bristol-Myers Squibb Co.
5.88%, 11/15/36	16,720,000	16,764,003
Wyeth
5.95%, 04/01/37	31,920,000	31,865,310

		226,842,950

REAL ESTATE INVESTMENT TRUSTS—1.88%
iStar Financial Inc.
5.95%, 10/15/13	31,920,000	27,941,680
Simon Property Group LP
5.60%, 09/01/11	31,920,000	32,418,576

		60,360,256
RETAIL—7.62%
CVS Caremark Corp.
5.75%, 06/01/17	31,920,000	32,086,792
Federated Retail Holdings Inc.
5.35%, 03/15/12	31,920,000	31,375,782
Home Depot Inc.
5.25%, 12/16/13	30,400,000	29,881,360
5.40%, 03/01/16	31,920,000	30,385,971
5.88%, 12/16/36	31,920,000	27,374,074
Wal-Mart Stores Inc.
5.00%, 04/05/12	30,400,000	30,946,136
5.38%, 04/05/17	30,400,000	30,471,517
6.50%, 08/15/37	30,400,000	31,787,403

		244,309,035
SOFTWARE—1.11%
Fiserv Inc.
6.13%, 11/20/12	3,040,000	3,103,977
Oracle Corp.
5.00%, 01/15/11	31,920,000	32,526,272

		35,630,249
TELECOMMUNICATIONS—7.19%
AT&T Inc.
6.80%, 05/15/36	30,400,000	33,028,324
Cisco Systems Inc.
5.25%, 02/22/11	31,920,000	32,693,841
5.50%, 02/22/16	31,920,000	32,807,183
Embarq Corp.
6.74%, 06/01/13	30,400,000	32,221,039
8.00%, 06/01/36	31,920,000	33,478,821
Telecom Italia Capital SA
6.20%, 07/18/11	30,400,000	31,516,943
7.20%, 07/18/36	31,920,000	34,937,636

		230,683,787

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,154,280,711)		3,156,580,972

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.26%

MONEY MARKET FUNDS—0.26%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	8,501,109	8,501,109

		8,501,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,501,109)		8,501,109

TOTAL INVESTMENTS IN SECURITIES—98.69%
(Cost: $3,162,781,820)		3,165,082,081
Other Assets, Less Liabilities—1.31%		41,996,999

NET ASSETS—100.00%		$3,207,079,080

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—94.21%

AUTO MANUFACTURERS—2.27%
DaimlerChrysler North America Holding Corp.
7.20%, 09/01/09	$3,300,000	$3,444,059

		3,444,059
BANKS—21.81%
Asia Development Bank
4.38%, 09/17/10	1,500,000	1,531,780
Bank of America Corp.
4.50%, 08/01/10	2,625,000	2,626,820
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
8.40%, 04/15/10	1,875,000	2,025,793
Bank One Corp.
7.88%, 08/01/10	1,500,000	1,619,088
BankAmerica Corp.
5.88%, 02/15/09	1,875,000	1,904,426
Deutsche Bank AG London
5.00%, 10/12/10	1,275,000	1,276,613
HSBC Holdings PLC
7.50%, 07/15/09	2,100,000	2,193,458
KfW Bankengruppe
5.25%, 05/19/09	2,850,000	2,911,360
KfW Bankengruppe Series G
5.00%, 06/01/10	4,575,000	4,721,492
Korea Development Bank
4.75%, 07/20/09	750,000	746,860
Landwirtschaftliche Rentenbank
3.63%, 10/20/09	1,350,000	1,347,084
Oesterreichische Kontrollbank AG
4.25%, 10/06/10	1,050,000	1,067,294
Royal Bank of Canada
4.13%, 01/26/10	1,500,000	1,489,420
US Bancorp
5.30%, 04/28/09	1,875,000	1,894,760
Wachovia Bank N.A.
7.80%, 08/18/10	1,050,000	1,134,144
Wachovia Corp.
3.63%, 02/17/09	1,800,000	1,781,214
Wells Fargo & Co.
4.20%, 01/15/10	2,850,000	2,840,167

		33,111,773
BEVERAGES—0.54%
Diageo Capital PLC
4.38%, 05/03/10	825,000	826,009

		826,009
BIOTECHNOLOGY—0.98%
Amgen Inc.
4.00%, 11/18/09	1,500,000	1,488,254

		1,488,254

CHEMICALS—0.81%
Dow Chemical Co. (The)
5.75%, 12/15/08	450,000	452,343
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	750,000	785,438

		1,237,781
COMPUTERS—0.49%
International Business Machines Corp.
4.25%, 09/15/09	750,000	750,344

		750,344
COSMETICS & PERSONAL CARE—0.78%
Procter & Gamble Co. (The)
6.88%, 09/15/09	1,125,000	1,181,806

		1,181,806
DIVERSIFIED FINANCIAL SERVICES—34.34%
American General Finance Corp.
3.88%, 10/01/09	3,000,000	2,938,029
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	1,650,000	1,596,949
Capital One Bank
5.00%, 06/15/09	750,000	744,890
Caterpillar Financial Services Corp.
4.50%, 06/15/09	750,000	749,259
CIT Group Inc.
3.38%, 04/01/09	750,000	722,169
4.13%, 11/03/09	1,500,000	1,441,314
Citigroup Inc.
4.25%, 07/29/09	3,000,000	2,982,477
4.63%, 08/03/10	750,000	750,984
Countrywide Home Loans Inc.
4.13%, 09/15/09	1,350,000	1,026,000
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	1,950,000	1,972,272
Deutsche Telekom International Finance AG
8.00%, 06/15/10	1,725,000	1,854,569
Eksportfinans ASA
4.38%, 07/15/09	2,250,000	2,265,750
General Electric Capital Corp.
4.88%, 10/21/10	3,150,000	3,201,150
5.25%, 10/27/09	2,250,000	2,287,955
Goldman Sachs Group Inc. (The)
6.65%, 05/15/09	3,750,000	3,858,745
HSBC Finance Corp.
4.13%, 11/16/09	975,000	965,219
5.88%, 02/01/09	1,950,000	1,976,324
International Lease Finance Corp.
3.50%, 04/01/09	1,500,000	1,475,678
John Deere Capital Corp.
4.40%, 07/15/09	1,125,000	1,125,475
JPMorgan Chase & Co.
3.50%, 03/15/09	1,875,000	1,850,165
Lehman Brothers Holdings Inc.
3.60%, 03/13/09	750,000	734,193
4.50%, 07/26/10	1,200,000	1,177,329
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	2,700,000	2,646,380
Morgan Stanley
3.88%, 01/15/09	1,500,000	1,483,890
4.00%, 01/15/10	1,200,000	1,180,323

National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/09	900,000	922,064
SLM Corp.
4.00%, 01/15/09	750,000	717,841
4.50%, 07/26/10	600,000	553,716
Svensk Exportkredit AB
4.50%, 09/27/10	3,300,000	3,364,152
Textron Financial Corp.
6.00%, 11/20/09	1,500,000	1,542,784
Toyota Motor Credit Corp.
4.25%, 03/15/10	900,000	899,564
Unilever Capital Corp.
7.13%, 11/01/10	1,050,000	1,129,852

		52,137,461
ELECTRIC—2.25%
Constellation Energy Group Inc.
6.13%, 09/01/09	1,125,000	1,150,206
FPL Group Capital Inc.
7.38%, 06/01/09	750,000	778,557
Pacific Gas & Electric Co.
3.60%, 03/01/09	1,500,000	1,485,199

		3,413,962
FOOD—2.01%
Kraft Foods Inc.
4.13%, 11/12/09	1,500,000	1,476,824
Safeway Inc.
7.50%, 09/15/09	1,500,000	1,574,526

		3,051,350
FOREST PRODUCTS & PAPER—0.25%
International Paper Co.
4.25%, 01/15/09	375,000	372,691

		372,691
GAS—0.32%
Sempra Energy
7.95%, 03/01/10	450,000	484,121

		484,121
INSURANCE—2.69%
Allstate Corp. (The)
7.20%, 12/01/09	750,000	789,495
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	2,250,000	2,252,410
Genworth Financial Inc.
4.75%, 06/15/09	1,050,000	1,042,068

		4,083,973
MANUFACTURING—0.42%
Honeywell International Inc.
7.50%, 03/01/10	600,000	638,447

		638,447
MEDIA—3.31%
British Sky Broadcasting PLC
8.20%, 07/15/09	750,000	790,887
Comcast Cable Communications Inc.
6.88%, 06/15/09	2,250,000	2,319,550
Cox Communications Inc.
4.63%, 01/15/10	1,125,000	1,119,450
Viacom Inc
7.70%, 07/30/10	750,000	799,463

		5,029,350

MULTI-NATIONAL—5.84%
European Investment Bank
3.38%, 03/16/09(a)	1,800,000	1,794,996
4.00%, 03/03/10	5,025,000	5,071,532
4.63%, 09/15/10	450,000	461,884
Nordic Investment Bank
4.50%, 09/13/10	1,500,000	1,534,485

		8,862,897
OFFICE & BUSINESS EQUIPMENT—0.52%
Xerox Corp.
9.75%, 01/15/09	750,000	790,723

		790,723
OIL & GAS—2.85%
BP Capital Markets PLC
4.88%, 03/15/10	750,000	763,847
ConocoPhillips
8.75%, 05/25/10	1,500,000	1,656,737
Enterprise Products Operating LP Series B
4.63%, 10/15/09	1,125,000	1,122,055
Pemex Project Funding Master Trust
7.88%, 02/01/09	750,000	778,432

		4,321,071
OIL & GAS SERVICES—0.30%
Halliburton Co.
5.50%, 10/15/10	450,000	462,951

		462,951
PHARMACEUTICALS—0.50%
Abbott Laboratories
5.38%, 05/15/09	750,000	761,602

		761,602
PIPELINES—0.31%
Duke Capital LLC
7.50%, 10/01/09	450,000	473,333

		473,333
RETAIL—3.65%
CVS Caremark Corp.
4.00%, 09/15/09	450,000	445,618
Home Depot Inc.
3.75%, 09/15/09	600,000	590,600
Target Corp.
5.38%, 06/15/09	1,500,000	1,524,495
Wal-Mart Stores Inc.
6.88%, 08/10/09	2,850,000	2,974,436

		5,535,149
SAVINGS & LOANS—0.66%
Washington Mutual Inc.
4.00%, 01/15/09(a)	1,050,000	994,886

		994,886
TELECOMMUNICATIONS—6.31%
GTE California Inc.
6.70%, 09/01/09	750,000	772,685
SBC Communications Inc.
4.13%, 09/15/09	3,000,000	2,972,279
Telecom Italia Capital SA
4.00%, 01/15/10	2,250,000	2,213,106

Telefonica Europe BV
7.75%, 09/15/10	1,200,000	1,290,603
Telefonos de Mexico SA de CV
4.75%, 01/27/10	750,000	750,495
Vodafone Group PLC
7.75%, 02/15/10	1,500,000	1,587,539

		9,586,707

TOTAL CORPORATE BONDS & NOTES
(Cost: $141,838,326)		143,040,700

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—3.36%
Italy (Republic of)
3.25%, 05/15/09	2,250,000	2,239,988
Quebec (Province of)
5.75%, 02/15/09	1,500,000	1,535,551
United Mexican States
9.88%, 02/01/10	1,200,000	1,333,596

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $5,044,698)		5,109,135

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.62%

MONEY MARKET FUNDS—2.62%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(c)(d)	667,501	667,501
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	3,307,100	3,307,100

		3,974,601

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,974,601)		3,974,601

TOTAL INVESTMENTS IN SECURITIES—100.19%
(Cost: $150,857,625)		152,124,436
Other Assets, Less Liabilities—(0.19)%		(294,680)

NET ASSETS—100.00%		$151,829,756

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.65%
U.S. Treasury Notes
2.63%, 03/15/09(a)	$388,960,000	$386,529,000
3.00%, 02/15/09	198,900,000	198,643,423
3.13%, 04/15/09(a)	165,750,000	165,872,638
3.25%, 01/15/09(a)	393,380,000	394,056,602
3.38%, 12/15/08(a)	243,100,000	243,773,370
3.38%, 09/15/09	99,450,000	99,982,054
3.38%, 10/15/09(a)	108,290,000	108,913,746
3.50%, 08/15/09(a)	279,565,000	281,432,491
3.50%, 12/15/09(a)	110,500,000	111,502,224
3.63%, 07/15/09(a)	201,110,000	202,743,005
3.63%, 01/15/10(a)	204,425,000	206,937,391
3.88%, 05/15/09	209,950,000	212,286,741
3.88%, 07/15/10(a)	427,635,000	436,807,724
3.88%, 09/15/10	103,870,000	106,101,138
4.00%, 06/15/09(a)	304,980,000	309,161,282
4.00%, 03/15/10(a)	198,900,000	203,100,752
4.00%, 04/15/10(a)	177,905,000	181,795,789
4.13%, 08/15/10(a)	103,870,000	106,668,258
4.25%, 10/15/10(a)	132,600,000	136,942,653
4.50%, 02/15/09(a)	346,970,000	352,514,581
4.50%, 03/31/09(a)	406,640,000	413,898,540
4.50%, 04/30/09(a)	353,600,000	360,382,020
4.50%, 05/15/10(a)	595,595,000	616,303,868
4.50%, 11/15/10	176,800,000	183,850,796
4.63%, 11/15/09(a)	331,500,000	341,521,255
4.75%, 12/31/08	442,000,000	449,301,840
4.75%, 02/28/09	104,975,000	107,033,550
4.75%, 02/15/10(a)	442,000,000	458,009,280
4.88%, 01/31/09(a)	221,000,000	225,375,807
4.88%, 05/15/09(a)	386,750,000	396,538,666
4.88%, 08/15/09(a)	618,800,000	636,664,762
5.75%, 08/15/10	104,975,000	112,166,827
6.50%, 02/15/10(a)	219,895,000	235,729,615

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,790,214,680)		8,982,541,688

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.60%

MONEY MARKET FUNDS—45.60%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	46,468,809	46,468,809
BGI Cash Premier Fund LLC
4.99%(b)(c)(d)	4,105,147,344	4,105,147,344

		4,151,616,153

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,151,616,153)	4,151,616,153

TOTAL INVESTMENTS IN SECURITIES—144.25%
(Cost: $12,941,830,833)	13,134,157,841
Other Assets, Less Liabilities—(44.25)%	(4,029,081,972)

NET ASSETS—100.00%	$9,105,075,869

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.59%
U.S. Treasury Notes
4.25%, 01/15/11(a)	$12,840,000	$13,292,225
4.25%, 09/30/12(a)	27,820,000	28,846,839
4.25%, 08/15/14(a)	25,100,000	25,945,115
4.50%, 11/15/10(a)	6,200,000	6,447,257
4.50%, 02/28/11	7,500,000	7,815,825
4.63%, 08/31/11(a)	18,000,000	18,863,278
4.63%, 07/31/12(a)	10,160,000	10,685,476
4.75%, 05/31/12(a)	3,000,000	3,168,270
4.75%, 05/15/14(a)	6,400,000	6,811,585
4.88%, 07/31/11	49,660,000	52,505,019
4.88%, 02/15/12(a)	32,000,000	33,925,437

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $201,687,598)		208,306,326

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.02%

MONEY MARKET FUNDS—46.02%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	514,072	514,072
BGI Cash Premier Fund LLC
4.99%(b)(c)(d)	96,734,774	96,734,774

		97,248,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,248,846)		97,248,846

TOTAL INVESTMENTS IN SECURITIES—144.61%
(Cost: $298,936,444)		305,555,172
Other Assets, Less Liabilities—(44.61)%		(94,262,597)

NET ASSETS—100.00%		$211,292,575

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.75%
U.S. Treasury Bonds
7.25%, 05/15/16(a)	$68,172,000	$84,221,052
9.25%, 02/15/16(a)	110,400,000	151,556,024
9.88%, 11/15/15(a)	22,080,000	31,080,470
11.25%, 02/15/15	174,156,000	255,326,632
U.S. Treasury Notes
4.13%, 05/15/15(a)	392,472,000	400,470,586
4.25%, 11/15/17	110,400,000	112,953,557
4.50%, 11/15/15(a)	36,432,000	38,048,854
4.50%, 02/15/16(a)	113,160,000	118,004,377
4.50%, 05/15/17(a)	250,056,000	260,350,798
4.63%, 11/15/16(a)	179,952,000	189,133,160
4.63%, 02/15/17(a)	109,848,000	115,362,366
4.75%, 08/15/17(a)	249,228,000	264,570,491
4.88%, 08/15/16(a)	243,708,000	260,380,072
5.13%, 05/15/16(a)	91,080,000	98,876,453

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,275,432,242)		2,380,334,892

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.84%

MONEY MARKET FUNDS—45.84%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	27,888,932	27,888,932
BGI Cash Premier Fund LLC
4.99%(b)(c)(d)	1,076,987,522	1,076,987,522

		1,104,876,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,104,876,454)		1,104,876,454

TOTAL INVESTMENTS IN SECURITIES—144.59%
(Cost: $3,380,308,696)		3,485,211,346
Other Assets, Less Liabilities—(44.59)%		(1,074,817,507)

NET ASSETS—100.00%		$2,410,393,839

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—97.90%
U.S. Treasury Bonds
6.00%, 02/15/26(a)	$8,712,000	$10,392,806
6.25%, 08/15/23	3,780,000	4,566,996
6.50%, 11/15/26	10,836,000	13,671,456
7.50%, 11/15/24(a)	4,500,000	6,152,535
7.63%, 02/15/25	4,149,000	5,737,237
7.88%, 02/15/21(a)	13,140,000	17,815,212
8.00%, 11/15/21(a)	6,642,000	9,167,355
8.88%, 02/15/19(a)	18,189,000	25,760,899

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $91,545,652)		93,264,496

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.83%

MONEY MARKET FUNDS—14.83%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	560,183	560,183
BGI Cash Premier Fund LLC
4.99%(b)(c)(d)	13,571,140	13,571,140

		14,131,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,131,323)		14,131,323

TOTAL INVESTMENTS IN SECURITIES—112.73%
(Cost: $105,676,975)		107,395,819
Other Assets, Less Liabilities—(12.73)%		(12,126,646)

NET ASSETS—100.00%		$95,269,173

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.55%
U.S. Treasury Bonds
4.50%, 02/15/36(a)	$212,769,000	$215,939,254
4.75%, 02/15/37(a)	161,022,000	170,163,209
5.00%, 05/15/37(a)	132,681,000	145,783,249
5.25%, 11/15/28(a)	59,925,000	66,567,686
5.25%, 02/15/29(a)	101,097,000	112,306,640
5.38%, 02/15/31(a)	166,944,000	189,937,202
5.50%, 08/15/28(a)	115,479,000	131,974,008
6.13%, 08/15/29(a)	82,767,000	102,189,934
6.25%, 05/15/30(a)	137,757,000	173,521,470

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,290,422,977)		1,308,382,652

Security	Shares	Value

SHORT-TERM INVESTMENTS—37.41%

MONEY MARKET FUNDS—37.41%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	12,029,766	12,029,766
BGI Cash Premier Fund LLC
4.99%(b)(c)(d)	484,702,997	484,702,997

		496,732,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $496,732,763)		496,732,763

TOTAL INVESTMENTS IN SECURITIES—135.96%
(Cost: $1,787,155,740)		1,805,115,415
Other Assets, Less Liabilities—(35.96)%		(477,433,181)

NET ASSETS—100.00%		$1,327,682,234

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—25.02%

AEROSPACE & DEFENSE—0.25%
United Technologies Corp.
4.38%, 05/01/10	$19,075,000	$19,119,960

		19,119,960
AGRICULTURE—0.10%
Reynolds American Inc.
6.75%, 06/15/17	7,630,000	7,947,312

		7,947,312
AUTO MANUFACTURERS—0.26%
DaimlerChrysler N.A. Holding Corp.
7.30%, 01/15/12	19,075,000	20,616,093

		20,616,093
BANKS—3.90%
Bank of America Corp.
4.50%, 08/01/10	38,150,000	38,176,452
4.88%, 01/15/13	19,075,000	18,925,098
6.00%, 09/01/17	15,260,000	15,635,573
Capital One Financial Corp.
6.15%, 09/01/16	19,075,000	17,480,132
Deutsche Bank AG London
6.00%, 09/01/17	11,445,000	11,813,382
HSBC Holdings PLC
6.50%, 09/15/37	7,630,000	7,151,951
JP Morgan Chase Bank N.A.
5.88%, 06/13/16	19,075,000	19,022,267
KfW Bankengruppe
4.25%, 06/15/10	38,150,000	38,709,662
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	15,260,000	15,922,791
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	19,075,000	18,361,610
Swedish Export Credit Corp.
5.00%, 05/22/09	7,630,000	7,745,519
US Bank N.A.
4.95%, 10/30/14	19,075,000	18,406,968
Wachovia Corp.
5.25%, 08/01/14	38,150,000	37,069,277
Wells Fargo & Co.
4.88%, 01/12/11	19,075,000	19,115,076
5.00%, 11/15/14	19,075,000	18,673,285

		302,209,043
BEVERAGES—0.35%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	7,630,000	9,513,979
Diageo Finance BV
5.30%, 10/28/15	11,445,000	11,359,672
Pepsi Bottling Group Inc.
7.00%, 03/01/29	5,341,000	6,115,803

		26,989,454

BUILDING MATERIALS—0.10%
CRH America Inc.
6.00%, 09/30/16	7,630,000	7,595,028

		7,595,028
CHEMICALS—0.10%
Du Pont (E.I.) de Nemours and Co.
5.25%, 12/15/16	7,630,000	7,566,896

		7,566,896
COMPUTERS—0.35%
International Business Machines Corp.
4.25%, 09/15/09	19,075,000	19,083,759
5.70%, 09/14/17	7,630,000	7,832,859

		26,916,618
COSMETICS & PERSONAL CARE—0.10%
Procter & Gamble Co. (The)
5.55%, 03/05/37	7,630,000	7,626,699

		7,626,699
DIVERSIFIED FINANCIAL SERVICES—9.10%
American Express Co.
4.88%, 07/15/13	19,075,000	18,267,164
6.80%, 09/01/16	8,393,000	8,576,793
American General Finance Corp.
5.38%, 10/01/12	38,150,000	38,348,673
Ameriprise Financial Inc.
5.35%, 11/15/10	19,075,000	19,428,814
Boeing Capital Corp.
5.80%, 01/15/13	19,075,000	20,049,030
Caterpillar Financial Services Corp.
4.30%, 06/01/10	3,815,000	3,790,932
CIT Group Funding Co. of Canada
4.65%, 07/01/10	38,150,000	36,697,222
Citigroup Inc.
6.00%, 02/21/12	64,855,000	67,415,905
Countrywide Home Loans Inc.
4.00%, 03/22/11	11,445,000	8,698,200
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	19,075,000	21,279,995
Deutsche Telekom International Finance AG
8.25%, 06/15/30	7,630,000	9,501,982
General Electric Capital Corp.
5.88%, 02/15/12	19,075,000	19,956,929
6.75%, 03/15/32	19,075,000	21,820,460
7.38%, 01/19/10	19,075,000	20,249,102
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	38,150,000	37,863,243
5.00%, 10/01/14	38,150,000	37,143,969
6.75%, 10/01/37	7,630,000	7,626,826
Household Finance Corp.
6.38%, 11/27/12	38,150,000	40,268,973
HSBC Finance Corp.
5.50%, 01/19/16	19,075,000	18,566,621
International Lease Finance Corp.
5.75%, 06/15/11	19,075,000	19,502,447
John Deere Capital Corp.
7.00%, 03/15/12	19,075,000	20,721,034

JPMorgan Chase & Co.
5.75%, 01/02/13	19,075,000	19,623,557
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	19,075,000	18,714,624
5.50%, 04/04/16	19,075,000	18,314,017
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	45,780,000	42,861,567
Morgan Stanley
5.05%, 01/21/11	19,075,000	18,991,991
5.30%, 03/01/13	38,150,000	37,689,442
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	11,445,000	12,441,691
SLM Corp.
5.38%, 05/15/14	8,393,000	7,447,215
Unilever Capital Corp.
5.90%, 11/15/32	9,919,000	9,826,159
Verizon Global Funding Corp.
7.75%, 12/01/30	19,075,000	22,666,685

		704,351,262
ELECTRIC—1.44%
Constellation Energy Group Inc.
4.55%, 06/15/15	11,445,000	10,570,260
Dominion Resources Inc.
5.15%, 07/15/15	19,075,000	18,300,043
Duke Capital LLC
6.25%, 02/15/13	19,075,000	19,655,422
Exelon Generation Co. LLC
5.35%, 01/15/14	7,630,000	7,353,372
FirstEnergy Corp.
7.38%, 11/15/31	7,630,000	8,142,579
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	11,445,000	11,402,084
Pacific Gas & Electric Co.
6.05%, 03/01/34	7,630,000	7,528,062
Progress Energy Inc.
7.10%, 03/01/11	19,075,000	20,319,858
TXU Electric Delivery Co.
7.00%, 09/01/22	7,630,000	8,022,734

		111,294,414
FOOD—0.10%
Kroger Co. (The)
5.50%, 02/01/13	7,630,000	7,657,817

		7,657,817
FOREST PRODUCTS & PAPER—0.15%
Weyerhaeuser Co.
7.38%, 03/15/32	11,445,000	11,408,080

		11,408,080
HEALTH CARE - SERVICES—0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	11,445,000	10,975,275
WellPoint Inc.
5.25%, 01/15/16	7,630,000	7,400,848

		18,376,123
HOLDING COMPANIES - DIVERSIFIED—0.08%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	8,393,000	6,042,960

		6,042,960

INSURANCE—1.17%
Allstate Corp. (The)
5.55%, 05/09/35	7,630,000	6,930,809
American International Group Inc.
6.25%, 03/15/37	7,630,000	6,962,342
Genworth Financial Inc.
5.75%, 06/15/14	19,075,000	19,109,083
Lincoln National Corp.
7.00%, 05/17/16	11,445,000	11,541,479
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	19,075,000	18,935,921
MetLife Inc.
5.00%, 06/15/15	19,075,000	18,134,975
Prudential Financial Inc.
5.10%, 09/20/14	3,815,000	3,642,312
Travelers Companies Inc. (The)
6.25%, 03/15/37	5,341,000	5,170,258

		90,427,179
MEDIA—0.73%
Comcast Corp.
6.45%, 03/15/37	7,630,000	7,577,040
News America Inc.
6.20%, 12/15/34	11,445,000	10,992,701
Time Warner Cable Inc.
6.55%, 05/01/37	7,630,000	7,529,167
Time Warner Inc.
7.70%, 05/01/32	11,445,000	12,557,554
Viacom Inc.
6.25%, 04/30/16	9,919,000	9,875,883
7.88%, 07/30/30	7,630,000	8,379,888

		56,912,233
MINING—0.35%
Alcoa Inc.
6.00%, 01/15/12	11,445,000	11,780,102
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	7,630,000	7,447,524
Vale Overseas Ltd.
6.88%, 11/21/36	7,630,000	7,816,859

		27,044,485
MULTI-NATIONAL—0.75%
European Investment Bank
4.63%, 05/15/14	38,150,000	39,203,325
Inter-American Development Bank
4.38%, 09/20/12	7,630,000	7,785,729
International Bank for Reconstruction & Development
4.13%, 08/12/09(b)	11,445,000	11,535,301

		58,524,355
OIL & GAS—1.07%
Anadarko Petroleum Corp.
5.95%, 09/15/16	19,075,000	19,311,969
Apache Corp.
5.25%, 04/15/13	5,341,000	5,440,719
Canadian Natural Resources Ltd.
5.70%, 05/15/17	7,630,000	7,604,242
ConocoPhillips
5.90%, 10/15/32	19,075,000	19,317,103
Enterprise Products Operating LP
5.60%, 10/15/14	11,445,000	11,369,352
Hess Corp.
6.65%, 08/15/11	19,075,000	20,158,933

		83,202,318

PHARMACEUTICALS—0.65%
Abbott Laboratories
5.88%, 05/15/16	7,630,000	7,996,435
AmerisourceBergen Corp.
5.88%, 09/15/15	11,445,000	11,379,434
AstraZeneca PLC
6.45%, 09/15/37	7,630,000	8,223,133
Bristol-Myers Squibb Co.
5.88%, 11/15/36	7,630,000	7,548,727
Lilly (Eli) and Co.
5.55%, 03/15/37	7,630,000	7,464,699
Wyeth
5.50%, 02/01/14	7,630,000	7,774,496

		50,386,924
PIPELINES—0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	7,630,000	7,982,571

		7,982,571
REAL ESTATE INVESTMENT TRUSTS—0.47%
Boston Properties LP
6.25%, 01/15/13	19,075,000	19,661,975
iStar Financial Inc.
5.88%, 03/15/16	11,445,000	9,404,524
Simon Property Group LP
5.10%, 06/15/15	7,630,000	7,233,134

		36,299,633
RETAIL—0.77%
CVS Caremark Corp.
6.30%, 06/01/12	7,630,000	7,398,990
Federated Department Stores Inc.
6.63%, 04/01/11	7,630,000	7,840,798
Home Depot Inc.
5.40%, 03/01/16	19,075,000	18,079,787
Wal-Mart Stores Inc.
4.55%, 05/01/13	19,075,000	18,568,770
6.50%, 08/15/37	7,630,000	7,882,914

		59,771,259
SAVINGS & LOANS—0.19%
Washington Mutual Inc.
4.00%, 01/15/09	15,260,000	14,459,003

		14,459,003
SOFTWARE—0.15%
Oracle Corp.
5.25%, 01/15/16	11,445,000	11,432,059

		11,432,059
TELECOMMUNICATIONS—1.54%
AT&T Wireless Services Inc.
7.88%, 03/01/11	9,156,000	9,921,348
BellSouth Corp.
6.00%, 11/15/34	19,075,000	18,792,874
Cisco Systems Inc.
5.25%, 02/22/11	7,630,000	7,799,513

Embarq Corp.
7.08%, 06/01/16	11,445,000	11,787,305
Qwest Corp.
8.88%, 03/15/12	7,630,000	8,164,101
SBC Communications Inc.
5.88%, 02/01/12	19,075,000	19,694,449
Sprint Capital Corp.
8.38%, 03/15/12	19,075,000	20,392,237
Telecom Italia Capital SA
4.00%, 01/15/10	11,445,000	11,257,330
Vodafone Group PLC
5.63%, 02/27/17	11,445,000	11,450,971

		119,260,128
TELEPHONE—0.28%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	19,075,000	21,451,555

		21,451,555
TRANSPORTATION—0.18%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	3,815,000	3,712,530
CSX Corp.
6.00%, 10/01/36	11,445,000	10,629,328

		14,341,858

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,945,730,727)		1,937,213,319

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—1.36%
Italy (Republic of)
5.25%, 09/20/16	19,075,000	20,081,588
6.00%, 02/22/11	19,075,000	20,288,608
Quebec (Province of)
7.50%, 09/15/29	19,075,000	24,835,449
United Mexican States
5.63%, 01/15/17	19,075,000	19,357,119
6.38%, 01/16/13	11,445,000	12,200,027
6.75%, 09/27/34	7,630,000	8,494,555

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $102,164,428)		105,257,346

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.24%

ILLINOIS—0.24%
Illinois State
5.10%, 06/01/33	19,075,000	18,526,212

		18,526,212

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $18,217,862)		18,526,212

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—72.45%

MORTGAGE-BACKED SECURITIES—36.66%
Federal Home Loan Mortgage Corp.
4.50%, 12/01/22(d)	122,843,000	120,770,024
5.00%, 12/01/22(d)	116,739,000	116,556,595
5.00%, 01/01/38(d)	321,986,000	315,848,142
5.50%, 12/01/22(d)	135,814,000	137,257,024
5.50%, 12/01/37(d)	290,703,000	290,657,578
6.00%, 01/01/38(d)	200,669,000	203,584,971
Federal National Mortgage Association
4.50%, 12/01/22(d)	122,843,000	120,885,190
5.00%, 12/01/22(d)	128,184,000	128,063,827
5.50%, 12/01/22(d)	80,878,000	81,800,515
5.50%, 12/01/37(d)	447,118,000	447,746,760
5.56%, 02/01/36	35,206,504	35,249,484
6.00%, 12/01/37(d)	296,044,000	300,854,715
6.50%, 12/01/37(d)	259,420,000	266,797,256
Government National Mortgage Association
5.00%, 12/01/37(d)	110,635,000	109,787,951
5.50%, 12/01/37(d)	99,953,000	101,202,412
6.00%, 12/01/37(d)	59,514,000	61,029,747

		2,838,092,191
U.S. GOVERNMENT AGENCY OBLIGATIONS—11.61%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13(b)	156,415,000	159,384,039
4.75%, 03/05/09(b)	366,240,000	371,168,638
4.88%, 11/18/11	64,855,000	67,166,374
6.25%, 07/15/32(b)	74,011,000	87,303,561
Federal National Mortgage Association
5.00%, 04/15/15(b)	49,595,000	51,639,842
5.00%, 05/11/17	28,994,000	29,988,155
7.25%, 01/15/10(b)	123,606,000	132,507,498

		899,158,107
U.S. GOVERNMENT OBLIGATIONS—24.18%
U.S. Treasury Bonds
5.00%, 05/15/37(b)	45,780,000	50,300,775
6.25%, 05/15/30(b)	58,751,000	74,003,933
7.50%, 11/15/16(b)	50,358,000	63,562,875
7.63%, 02/15/25(b)	215,166,000	297,531,543
8.13%, 08/15/19(b)	122,080,000	165,785,855
U.S. Treasury Notes
3.50%, 02/15/10(b)	237,293,000	239,509,293
3.63%, 10/31/09	72,485,000	73,231,600
4.50%, 02/15/09(b)	267,050,000	271,317,459
4.50%, 05/15/10	74,011,000	76,584,366
4.75%, 05/15/14(b)	148,022,000	157,541,283
6.00%, 08/15/09(b)	383,789,000	402,256,942

		1,871,625,924

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $5,495,221,888)		5,608,876,222

Security	Shares	Value

SHORT-TERM INVESTMENTS—69.05%

MONEY MARKET FUNDS—69.05%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(e)(f)	2,724,341,124	2,724,341,125
BGI Cash Premier Fund LLC
4.99%(e)(f)(g)	2,621,217,998	2,621,217,998

		5,345,559,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,345,559,122)		5,345,559,123

TOTAL INVESTMENTS IN SECURITIES—168.12%
(Cost: $12,906,894,027)		13,015,432,222
Other Assets, Less Liabilities—(68.12)%		(5,273,499,440)

NET ASSETS — 100.00%		$7,741,932,782

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN CREDIT BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—90.71%

AEROSPACE & DEFENSE—0.46%
Lockheed Martin Corp.
6.15%, 09/01/36	$100,000	$103,397
United Technologies Corp.
6.05%, 06/01/36	125,000	129,290

		232,687
AGRICULTURE—0.24%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	75,000	69,143
Reynolds American Inc.
7.25%, 06/15/37	50,000	53,501

		122,644
AUTO MANUFACTURERS—1.05%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	500,000	524,662

		524,662
BANKS—12.81%
BAC Capital Trust XI
6.63%, 05/23/36	250,000	235,494
Bank of America Corp.
4.50%, 08/01/10	425,000	425,295
4.88%, 01/15/13	250,000	248,035
5.75%, 12/01/17	250,000	247,543
Capital One Financial Corp.
5.70%, 09/15/11	250,000	252,518
Deutsche Bank AG London
5.38%, 10/12/12	250,000	255,071
HSBC Bank USA Inc.
3.88%, 09/15/09	500,000	493,227
KfW Bankengruppe
4.25%, 06/15/10	125,000	126,834
5.13%, 03/14/16	750,000	787,605
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	250,000	260,858
National City Corp.
6.88%, 05/15/19	250,000	260,221
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	500,000	481,300
US Bank N.A.
4.80%, 04/15/15	500,000	477,056
Wachovia Bank N.A.
4.88%, 02/01/15	250,000	236,348
Wachovia Corp.
5.30%, 10/15/11	375,000	378,240
Wells Fargo & Co.
4.20%, 01/15/10	250,000	249,137
4.88%, 01/12/11	1,000,000	1,002,101

		6,416,883

BEVERAGES—0.88%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	100,000	108,363
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	75,000	93,519
Diageo Capital PLC
5.88%, 09/30/36	100,000	96,268
Pepsi Bottling Group Inc.
7.00%, 03/01/29	125,000	143,133

		441,283
BIOTECHNOLOGY—0.37%
Amgen Inc.
4.00%, 11/18/09	130,000	128,982
Genentech Inc.
5.25%, 07/15/35	60,000	55,461

		184,443
BUILDING MATERIALS—0.49%
CRH America Inc.
5.30%, 10/15/13	250,000	243,638

		243,638
CHEMICALS—0.77%
Dow Chemical Co. (The)
6.00%, 10/01/12	275,000	287,860
Du Pont (E.I.) de Nemours and Co.
5.25%, 12/15/16	100,000	99,173

		387,033
COMMERCIAL SERVICES—0.40%
McKesson Corp.
5.70%, 03/01/17	75,000	74,905
Western Union Co.
5.40%, 11/17/11	125,000	126,328

		201,233
COMPUTERS—0.65%
International Business Machines Corp.
4.75%, 11/29/12	325,000	327,156

		327,156
COSMETICS & PERSONAL CARE—0.62%
Procter & Gamble Co. (The)
3.50%, 12/15/08	250,000	248,572
5.55%, 03/05/37	60,000	59,974

		308,546
DIVERSIFIED FINANCIAL SERVICES—22.56%
American Express Co.
6.80%, 09/01/16	100,000	102,190
American General Finance Corp.
5.38%, 10/01/12	500,000	502,604
Associates Corp. N.A.
6.95%, 11/01/18	375,000	408,978
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	100,000	96,785
5.70%, 11/15/14	250,000	238,051
Boeing Capital Corp.
6.10%, 03/01/11	175,000	183,905
CIT Group Inc.
5.40%, 02/13/12	375,000	358,029

Citigroup Inc.
4.13%, 02/22/10	125,000	123,829
6.00%, 10/31/33	250,000	229,964
Countrywide Financial Corp.
5.80%, 06/07/12	150,000	112,500
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	350,000	347,935
Credit Suisse USA Inc.
5.38%, 03/02/16	275,000	273,325
Deutsche Telekom International Finance AG
8.00%, 06/15/10	325,000	349,411
8.25%, 06/15/30	75,000	93,401
General Electric Capital Corp.
5.00%, 01/08/16	750,000	741,787
6.75%, 03/15/32	350,000	400,375
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	1,000,000	992,483
5.00%, 10/01/14	380,000	369,979
6.35%, 02/15/34	250,000	219,571
HSBC Finance Corp.
5.50%, 01/19/16	625,000	608,343
International Lease Finance Corp.
5.63%, 09/20/13	225,000	223,976
John Deere Capital Corp.
7.00%, 03/15/12	175,000	190,101
JP Morgan Chase Capital XV
5.88%, 03/15/35	250,000	209,284
JPMorgan Chase & Co.
3.50%, 03/15/09	300,000	296,026
5.75%, 01/02/13	375,000	385,784
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	275,000	269,805
5.50%, 04/04/16	250,000	240,026
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	325,000	313,327
6.40%, 08/28/17	250,000	255,118
Morgan Stanley
4.00%, 01/15/10	250,000	245,901
5.75%, 10/18/16	500,000	497,688
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	380,000	413,092
SLM Corp.
5.38%, 05/15/14	200,000	177,462
Svensk Exportkredit AB
4.50%, 09/27/10	300,000	305,832
Toyota Motor Credit Corp.
4.25%, 03/15/10	380,000	379,816
Unilever Capital Corp.
5.90%, 11/15/32	150,000	148,596

		11,305,279
ELECTRIC—6.18%
American Electric Power Co. Inc. Series C
5.38%, 03/15/10	125,000	126,612
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	100,000	102,687
Constellation Energy Group Inc.
4.55%, 06/15/15	190,000	175,478
Dominion Resources Inc.
5.15%, 07/15/15	380,000	364,562

Duke Capital LLC
6.25%, 02/15/13	190,000	195,781
Duke Energy Corp.
6.25%, 01/15/12	125,000	131,938

Exelon Corp.
4.90%, 06/15/15	200,000	189,522
Exelon Generation Co. LLC
5.35%, 01/15/14	190,000	183,111
FirstEnergy Corp.
7.38%, 11/15/31	250,000	266,795
FPL Group Capital Inc.
5.63%, 09/01/11	125,000	127,418
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	250,000	249,063
Pacific Gas & Electric Co.
4.80%, 03/01/14	255,000	247,397
Progress Energy Inc.
7.10%, 03/01/11	380,000	404,799
Southern California Edison Co.
6.00%, 01/15/34	200,000	202,569
TXU Electric Delivery Co.
7.00%, 09/01/22	125,000	131,434

		3,099,166
ENVIRONMENTAL CONTROL—0.11%
Waste Management Inc.
7.00%, 07/15/28	50,000	53,093

		53,093
FOOD—1.28%
Kraft Foods Inc.
6.00%, 02/11/13	250,000	252,566
Kroger Co. (The)
5.50%, 02/01/13	125,000	125,456
Safeway Inc.
7.50%, 09/15/09	250,000	262,421

		640,443
FOREST PRODUCTS & PAPER—0.50%
Weyerhaeuser Co.
7.38%, 03/15/32	250,000	249,194

		249,194
HEALTH CARE - PRODUCTS—0.53%
Johnson & Johnson
5.15%, 08/15/12	250,000	263,304

		263,304
HEALTH CARE - SERVICES—1.02%
UnitedHealth Group Inc.
5.80%, 03/15/36	120,000	107,725
WellPoint Inc.
5.00%, 01/15/11	400,000	404,353

		512,078
HOLDING COMPANIES - DIVERSIFIED—0.07%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	50,000	36,000

		36,000
HOUSEHOLD PRODUCTS & WARES—0.26%
Fortune Brands Inc.
5.13%, 01/15/11	130,000	129,346

		129,346
INSURANCE—3.61%
Allstate Corp. (The)
5.55%, 05/09/35	250,000	227,091

American International Group Inc.
4.70%, 10/01/10	250,000	251,831
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	250,000	250,268
Genworth Financial Inc.
6.15%, 11/15/16	125,000	114,387
Lincoln National Corp.
7.00%, 05/17/16	125,000	126,054
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	250,000	252,436
MetLife Inc.
5.00%, 06/15/15	500,000	475,360
Prudential Financial Inc.
5.70%, 12/14/36	125,000	110,503

		1,807,930
MACHINERY—1.02%
Caterpillar Inc.
5.70%, 08/15/16	500,000	513,186

		513,186
MANUFACTURING—0.80%
General Electric Co.
5.25%, 12/06/17	400,000	401,968

		401,968
MEDIA—4.35%
AOL Time Warner Inc.
6.88%, 05/01/12	200,000	211,445
Comcast Corp.
6.45%, 03/15/37	250,000	248,265
Cox Communications Inc.
4.63%, 01/15/10	200,000	199,013
News America Inc.
5.30%, 12/15/14	380,000	370,927
Time Warner Cable Inc.
6.55%, 05/01/37	75,000	74,009
Time Warner Inc.
7.70%, 05/01/32	250,000	274,302
Viacom Inc.
6.25%, 04/30/16	125,000	124,457
7.88%, 07/30/30	250,000	274,570
Walt Disney Co. (The)
6.38%, 03/01/12	380,000	404,232

		2,181,220
MINING—1.54%
Alcoa Inc.
5.55%, 02/01/17	75,000	73,330
5.95%, 02/01/37	75,000	70,536
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	380,000	370,912
Vale Overseas Ltd.
6.88%, 11/21/36	250,000	256,122

		770,900
MULTI-NATIONAL—3.87%
European Investment Bank
5.13%, 05/30/17	750,000	789,750

Inter-American Development Bank
5.13%, 09/13/16	375,000	395,449
International Bank for Reconstruction & Development
4.13%, 08/12/09	750,000	755,917

		1,941,116
OFFICE & BUSINESS EQUIPMENT—0.53%
Xerox Corp.
6.88%, 08/15/11	250,000	264,788

		264,788
OIL & GAS—4.39%
Anadarko Petroleum Corp.
5.95%, 09/15/16	250,000	253,106
Apache Corp.
5.25%, 04/15/13	125,000	127,334
Canadian Natural Resources Ltd.
6.25%, 03/15/38	75,000	73,471
ConocoPhillips Holding Co.
6.95%, 04/15/29	500,000	569,722
Devon Energy Corp.
7.95%, 04/15/32	250,000	306,338
Enterprise Products Operating LP
5.60%, 10/15/14	275,000	273,182
Hess Corp.
7.13%, 03/15/33	60,000	66,601
Nexen Inc.
6.40%, 05/15/37	75,000	74,482
Pemex Project Funding Master Trust
6.63%, 06/15/35	250,000	264,545
Valero Energy Corp.
7.50%, 04/15/32	125,000	139,308
XTO Energy Inc.
6.10%, 04/01/36	50,000	49,316

		2,197,405
OIL & GAS SERVICES—0.16%
Weatherford International Inc.
6.35%, 06/15/17(a)	75,000	77,619

		77,619
PHARMACEUTICALS—2.39%
Abbott Laboratories
5.88%, 05/15/16	125,000	131,003
AmerisourceBergen Corp.
5.88%, 09/15/15	125,000	124,284
AstraZeneca PLC
5.90%, 09/15/17	200,000	208,644
Bristol-Myers Squibb Co.
5.88%, 11/15/36	125,000	123,668
Lilly (Eli) and Co.
5.55%, 03/15/37	100,000	97,834
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	125,000	124,121
Wyeth
5.50%, 02/01/14	380,000	387,196

		1,196,750
PIPELINES—0.85%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	175,000	172,675
6.75%, 03/15/11	75,000	78,466

ONEOK Partners LP
6.65%, 10/01/36	75,000	75,935
Southern Natural Gas Co.
5.90%, 04/01/17(a)	100,000	100,230

		427,306
REAL ESTATE—0.39%
ERP Operating LP
5.75%, 06/15/17	200,000	196,869

		196,869
REAL ESTATE INVESTMENT TRUSTS—0.68%
iStar Financial Inc.
5.88%, 03/15/16	125,000	102,714
ProLogis
5.63%, 11/15/16	125,000	120,392
Simon Property Group LP
5.10%, 06/15/15	125,000	118,498

		341,604
RETAIL—2.87%
Costco Wholesale Corp.
5.50%, 03/15/17	100,000	99,515
CVS Caremark Corp.
6.13%, 08/15/16	75,000	76,556
Federated Retail Holdings Inc.
5.90%, 12/01/16	250,000	235,577
Home Depot Inc.
5.40%, 03/01/16	250,000	236,957
Target Corp.
6.35%, 11/01/32	200,000	192,676
Wal-Mart Stores Inc.
4.55%, 05/01/13	500,000	486,730
5.25%, 09/01/35	125,000	108,578

		1,436,589
SAVINGS & LOANS—0.47%
Washington Mutual Inc.
4.00%, 01/15/09	250,000	236,877

		236,877
SOFTWARE—0.50%
Oracle Corp.
5.25%, 01/15/16	250,000	249,717

		249,717
TELECOMMUNICATIONS—8.08%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	541,795
BellSouth Corp.
6.00%, 11/15/34	250,000	246,302
British Telecom PLC
9.13%, 12/15/30	100,000	134,817
Cisco Systems Inc.
5.50%, 02/22/16	130,000	132,430
Embarq Corp.
7.08%, 06/01/16	250,000	257,477
France Telecom SA
8.50%, 03/01/31	250,000	330,759
Qwest Corp.
6.88%, 09/15/33	25,000	22,625
8.88%, 03/15/12	100,000	107,000

Rogers Wireless Inc.
6.38%, 03/01/14	75,000	75,407
SBC Communications Inc.
5.88%, 02/01/12	500,000	516,237
Sprint Capital Corp.
6.88%, 11/15/28	375,000	350,323
7.63%, 01/30/11	125,000	129,669
Telecom Italia Capital SA
4.00%, 01/15/10	350,000	344,261
Verizon Communications Inc.
5.55%, 02/15/16	250,000	254,155
Verizon Global Funding Corp.
7.25%, 12/01/10	375,000	402,879
Vodafone Group PLC
5.75%, 03/15/16	200,000	201,733

		4,047,869
TELEPHONE—1.47%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	380,000	427,344
Telefonica Europe BV
8.25%, 09/15/30	250,000	308,786

		736,130
TEXTILES—0.50%
Mohawk Industries Inc.
6.13%, 01/15/16	250,000	252,504

		252,504
TRANSPORTATION—0.99%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	175,000	170,300
CSX Corp.
6.75%, 03/15/11	250,000	261,937
Norfolk Southern Corp.
7.05%, 05/01/37	60,000	65,966

		498,203

TOTAL CORPORATE BONDS & NOTES
(Cost: $45,045,791)		45,454,661

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES (b)—5.46%

Hydro-Quebec
8.05%, 07/07/24	110,000	144,533
Italy (Republic of)
4.75%, 01/25/16	625,000	636,850
6.00%, 02/22/11	625,000	664,764
Quebec (Province of)
5.00%, 03/01/16	250,000	258,234
7.50%, 09/15/29	250,000	325,497
United Mexican States
6.38%, 01/16/13	380,000	405,069
7.50%, 04/08/33	250,000	300,638

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,652,464)		2,735,585

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.97%

ILLINOIS—0.97%
Illinois State
5.10%, 06/01/33	500,000	485,615

		485,615

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $463,562)		485,615

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.37%

MONEY MARKET FUNDS—1.37%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(c)(d)	687,369	687,369

		687,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $687,369)		687,369

TOTAL INVESTMENTS IN SECURITIES—98.51%
(Cost: $48,849,186)		49,363,230
Other Assets, Less Liabilities—1.49%		748,522

NET ASSETS—100.00%		$50,111,752

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—35.55%

AEROSPACE & DEFENSE—0.20%
Lockheed Martin Corp.
6.15%, 09/01/36	$40,000	$41,359
United Technologies Corp.
6.05%, 06/01/36	40,000	41,373

		82,732
AGRICULTURE—0.11%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	24,000	22,126
Reynolds American Inc.
7.25%, 06/15/37	20,000	21,400

		43,526
AUTO MANUFACTURERS—0.41%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	160,000	167,892

		167,892
BANKS—4.86%
BAC Capital Trust XI
6.63%, 05/23/36	80,000	75,358
Bank of America Corp.
4.50%, 08/01/10	316,000	316,219
4.88%, 01/15/13	80,000	79,371
Capital One Financial Corp.
5.70%, 09/15/11	80,000	80,806
Deutsche Bank AG London
6.00%, 09/01/17	80,000	82,575
HSBC Holdings PLC
6.50%, 05/02/36	80,000	75,066
KfW Bankengruppe
4.25%, 06/15/10	40,000	40,587
5.13%, 03/14/16	240,000	252,034
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	80,000	83,475
National City Corp.
6.88%, 05/15/19	80,000	83,271
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	160,000	154,016
US Bank N.A.
4.80%, 04/15/15	160,000	152,658
Wachovia Corp.
5.30%, 10/15/11	120,000	121,037
5.75%, 06/15/17	80,000	79,325
Wells Fargo & Co.
4.88%, 01/12/11	316,000	316,664

		1,992,462

BEVERAGES—0.26%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	24,000	29,926
Diageo Capital PLC
5.88%, 09/30/36	32,000	30,806
Pepsi Bottling Group Inc.
7.00%, 03/01/29	40,000	45,803

		106,535
BIOTECHNOLOGY—0.10%
Amgen Inc.
4.00%, 11/18/09	40,000	39,687

		39,687
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	80,000	77,964

		77,964
CHEMICALS—0.49%
Dow Chemical Co. (The)
6.00%, 10/01/12	160,000	167,482
Du Pont (E.I.) de Nemours and Co.
5.25%, 12/15/16	32,000	31,735

		199,217
COMMERCIAL SERVICES—0.16%
McKesson Corp.
5.70%, 03/01/17	24,000	23,970
Western Union Co.
5.40%, 11/17/11	40,000	40,425

		64,395
COMPUTERS—0.20%
International Business Machines Corp.
4.75%, 11/29/12	80,000	80,531

		80,531
COSMETICS & PERSONAL CARE—0.24%
Procter & Gamble Co. (The)
3.50%, 12/15/08	80,000	79,543
5.55%, 03/05/37	20,000	19,991

		99,534
DIVERSIFIED FINANCIAL SERVICES—9.60%
American Express Co.
6.80%, 09/01/16	32,000	32,701
American General Finance Corp.
5.38%, 10/01/12	240,000	241,250
Associates Corp. N.A.
6.95%, 11/01/18	120,000	130,873
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	80,000	76,176
CIT Group Inc.
5.40%, 02/13/12	120,000	114,569
Citigroup Inc.
4.13%, 02/22/10	160,000	158,501
6.00%, 10/31/33	80,000	73,588
Countrywide Financial Corp.
5.80%, 06/07/12	40,000	30,000
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	148,000	147,127
Credit Suisse USA Inc.
5.38%, 03/02/16	88,000	87,464

Deutsche Telekom International Finance AG
8.00%, 06/15/10	100,000	107,511
8.25%, 06/15/30	24,000	29,888
General Electric Capital Corp.
4.13%, 09/01/09	240,000	239,222
5.63%, 09/15/17	120,000	123,714
6.75%, 03/15/32	112,000	128,120
General Electric Co.
5.00%, 02/01/13	160,000	162,905
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	316,000	313,625
5.00%, 10/01/14	116,000	112,941
6.35%, 02/15/34	80,000	70,263
HSBC Finance Corp.
5.50%, 01/19/16	200,000	194,670
International Lease Finance Corp.
5.63%, 09/20/13	68,000	67,691
John Deere Capital Corp.
7.00%, 03/15/12	60,000	65,177
JP Morgan Chase Capital XV
5.88%, 03/15/35	80,000	66,971
JPMorgan Chase & Co.
5.75%, 01/02/13	120,000	123,451
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	92,000	90,262
5.50%, 04/04/16	116,000	111,372
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	80,000	81,464
6.40%, 08/28/17	120,000	122,456
Morgan Stanley
5.05%, 01/21/11	80,000	79,652
5.75%, 10/18/16	160,000	159,260
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	116,000	126,102
SLM Corp.
5.38%, 05/15/14	80,000	70,985
Toyota Motor Credit Corp.
4.25%, 03/15/10	116,000	115,944
Unilever Capital Corp.
5.90%, 11/15/32	80,000	79,251

		3,935,146
ELECTRIC—2.24%
Constellation Energy Group Inc.
4.55%, 06/15/15	60,000	55,414
Dominion Resources Inc.
5.15%, 07/15/15	116,000	111,287
Duke Capital LLC
6.25%, 02/15/13	60,000	61,826
Duke Energy Corp.
6.25%, 01/15/12	40,000	42,220
Exelon Corp.
4.90%, 06/15/15	64,000	60,647
Exelon Generation Co. LLC
5.35%, 01/15/14	60,000	57,825
FirstEnergy Corp.
7.38%, 11/15/31	80,000	85,374
FPL Group Capital Inc.
5.63%, 09/01/11	40,000	40,774

MidAmerican Energy Holdings Co.
6.13%, 04/01/36	80,000	79,700
Pacific Gas & Electric Co.
4.80%, 03/01/14	72,000	69,853

Progress Energy Inc.
7.10%, 03/01/11	116,000	123,570
PSEG Power LLC
8.63%, 04/15/31	24,000	29,407
Southern California Edison Co.
6.00%, 01/15/34	56,000	56,719
TXU Electric Delivery Co.
7.00%, 09/01/22	40,000	42,059

		916,675
ENVIRONMENTAL CONTROL—0.04%
Waste Management Inc.
7.00%, 07/15/28	16,000	16,990

		16,990
FOOD—0.49%
Kraft Foods Inc.
6.25%, 06/01/12	80,000	83,495
Kroger Co. (The)
5.50%, 02/01/13	40,000	40,146
Safeway Inc.
7.50%, 09/15/09	72,000	75,577

		199,218
FOREST PRODUCTS & PAPER—0.19%
Weyerhaeuser Co.
7.38%, 03/15/32	80,000	79,742

		79,742
GAS—0.05%
ONEOK Inc.
6.00%, 06/15/35	24,000	22,176

		22,176
HEALTH CARE - SERVICES—0.36%
UnitedHealth Group Inc.
5.80%, 03/15/36	20,000	17,954
WellPoint Inc.
5.00%, 01/15/11	128,000	129,393

		147,347
HOUSEHOLD PRODUCTS & WARES—0.10%
Fortune Brands Inc.
5.13%, 01/15/11	40,000	39,799

		39,799
INSURANCE—1.30%
Allstate Corp. (The)
5.55%, 05/09/35	80,000	72,669
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	80,000	78,270
Genworth Financial Inc.
6.15%, 11/15/66	80,000	73,208
Lincoln National Corp.
7.00%, 05/17/16	40,000	40,337
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	80,000	80,779
MetLife Inc.
5.00%, 06/15/15	160,000	152,115
Prudential Financial Inc.
5.70%, 12/14/36	40,000	35,361

		532,739

MACHINERY—0.40%
Caterpillar Inc.
5.70%, 08/15/16	160,000	164,220

		164,220
MEDIA—1.69%
AOL Time Warner Inc.
6.88%, 05/01/12	64,000	67,662
Comcast Corp.
6.45%, 03/15/37	80,000	79,445
Cox Communications Inc.
4.63%, 01/15/10	64,000	63,684
News America Inc.
5.30%, 12/15/14	116,000	113,230
Time Warner Cable Inc.
6.55%, 05/01/37	32,000	31,577
Time Warner Inc.
7.70%, 05/01/32	80,000	87,777
Viacom Inc.
6.25%, 04/30/16	40,000	39,826
7.88%, 07/30/30	80,000	87,862
Walt Disney Co. (The)
6.38%, 03/01/12	116,000	123,397

		694,460
MINING—0.59%
Alcoa Inc.
5.55%, 02/01/17	24,000	23,465
5.95%, 02/01/37	24,000	22,572
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	116,000	113,226
Vale Overseas Ltd.
6.88%, 11/21/36	80,000	81,959

		241,222
MULTI-NATIONAL—1.50%
European Investment Bank
4.63%, 05/15/14	240,000	246,626
Inter-American Development Bank
5.13%, 09/13/16	120,000	126,544
International Bank for Reconstruction & Development
4.13%, 08/12/09	240,000	241,894

		615,064
OFFICE & BUSINESS EQUIPMENT—0.21%
Xerox Corp.
6.88%, 08/15/11	80,000	84,732

		84,732
OIL & GAS—1.62%
Anadarko Petroleum Corp.
5.95%, 09/15/16	80,000	80,994
Apache Corp.
5.25%, 04/15/13	40,000	40,747
Canadian Natural Resources Ltd.
6.25%, 03/15/38	24,000	23,511
ConocoPhillips Holding Co.
6.95%, 04/15/29	160,000	182,311
Devon Energy Corp.
7.95%, 04/15/32	80,000	98,028
Enterprise Products Operating LP
5.60%, 10/15/14	88,000	87,418

Hess Corp.
7.13%, 03/15/33	20,000	22,200
Pemex Project Funding Master Trust
6.63%, 06/15/35	80,000	84,654
Valero Energy Corp.
7.50%, 04/15/32	40,000	44,579

		664,442
PHARMACEUTICALS—0.96%
Abbott Laboratories
5.88%, 05/15/16	40,000	41,921
AmerisourceBergen Corp.
5.88%, 09/15/15	40,000	39,771
AstraZeneca PLC
5.40%, 09/15/12	80,000	82,440
Bristol-Myers Squibb Co.
5.88%, 11/15/36	40,000	39,574
Lilly (Eli) and Co.
5.55%, 03/15/37	32,000	31,307
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	40,000	39,719
Wyeth
5.50%, 02/01/14	116,000	118,197

		392,929
PIPELINES—0.18%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	56,000	55,256
6.75%, 03/15/11	20,000	20,924

		76,180
REAL ESTATE INVESTMENT TRUSTS—0.75%
iStar Financial Inc.
5.88%, 03/15/16	80,000	65,737
ProLogis
5.63%, 11/15/16	40,000	38,525
Simon Property Group LP
5.60%, 09/01/11	200,000	202,000

		306,262
RETAIL—1.22%
Costco Wholesale Corp.
5.50%, 03/15/17	32,000	31,845
CVS Caremark Corp.
6.13%, 08/15/16	24,000	24,498
Federated Retail Holdings Inc.
5.90%, 12/01/16	80,000	75,385
Home Depot Inc.
5.40%, 03/01/16	80,000	75,826
Wal-Mart Stores Inc.
4.55%, 05/01/13	300,000	292,038

		499,592
SAVINGS & LOANS—0.18%
Washington Mutual Inc.
4.00%, 01/15/09	80,000	75,801

		75,801
SOFTWARE—0.19%
Oracle Corp.
5.25%, 01/15/16	80,000	79,909

		79,909

TELECOMMUNICATIONS—3.26%
AT&T Wireless Services Inc.
7.88%, 03/01/11	160,000	173,374
BellSouth Corp.
6.00%, 11/15/34	80,000	78,817
British Telecom PLC
9.13%, 12/15/30	32,000	43,141
Cisco Systems Inc.
5.50%, 02/22/16	40,000	40,748
Embarq Corp.
7.08%, 06/01/16	80,000	82,393
France Telecom SA
8.50%, 03/01/31	80,000	105,843
Qwest Corp.
6.88%, 09/15/33	12,000	10,860
8.88%, 03/15/12	32,000	34,240
Rogers Wireless Inc.
6.38%, 03/01/14	24,000	24,130
SBC Communications Inc.
5.88%, 02/01/12	160,000	165,196
Sprint Capital Corp.
6.88%, 11/15/28	116,000	108,367
7.63%, 01/30/11	40,000	41,494
Telecom Italia Capital SA
4.00%, 01/15/10	160,000	157,376
Verizon Communications Inc.
5.55%, 02/15/16	80,000	81,329
Verizon Global Funding Corp.
7.25%, 12/01/10	116,000	124,624
Vodafone Group PLC
5.75%, 03/15/16	64,000	64,555

		1,336,487
TELEPHONE—0.56%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	116,000	130,452
Telefonica Europe BV
8.25%, 09/15/30	80,000	98,812

		229,264
TEXTILES—0.20%
Mohawk Industries Inc.
6.13%, 01/15/16	80,000	80,801

		80,801
TRANSPORTATION—0.45%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	80,000	77,851
CSX Corp.
6.75%, 03/15/11	80,000	83,820
Norfolk Southern Corp.
7.05%, 05/01/37	20,000	21,989

		183,660

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,577,520)		14,569,332

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(a)—2.03%
Italy (Republic of)
6.00%, 02/22/11	400,000	425,449
Quebec (Province of)
5.00%, 03/01/16	80,000	82,635
7.50%, 09/15/29	80,000	104,159
United Mexican States
6.38%, 01/16/13	116,000	123,653
7.50%, 04/08/33	80,000	96,204

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $813,815)		832,100

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.38%

ILLINOIS—0.38%
Illinois State
5.10%, 06/01/33	160,000	155,397

		155,397

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $152,756)		155,397

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—60.22%

U.S. GOVERNMENT AGENCY OBLIGATIONS—18.00%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13(b)	400,000	407,593
4.50%, 01/15/15	500,000	505,465
6.25%, 07/15/32	304,000	358,599
Federal National Mortgage Association
5.00%, 04/15/15(b)	960,000	999,582
7.25%, 01/15/10(b)	4,760,000	5,102,792

		7,374,031
U.S. GOVERNMENT OBLIGATIONS—42.22%
U.S. Treasury Bonds
7.63%, 02/15/25(b)	2,804,000	3,877,371
8.13%, 08/15/19(b)	600,000	814,806
U.S. Treasury Notes
3.38%, 12/15/08(b)	1,272,000	1,275,523
4.63%, 12/31/11(b)	1,088,000	1,142,661
4.63%, 11/15/16(b)	2,696,000	2,833,550
4.75%, 05/15/14(b)	1,920,000	2,043,475
6.00%, 08/15/09(b)	5,072,000	5,316,065

		17,303,451

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $23,947,690)		24,677,482

Security	Shares	Value

SHORT-TERM INVESTMENTS—39.75%

MONEY MARKET FUNDS—39.75%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(c)(d)	240,271	240,271
BGI Cash Premier Fund LLC
4.99%(c)(d)(e)	16,051,961	16,051,961

		16,292,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,292,232)		16,292,232

TOTAL INVESTMENTS IN SECURITIES—137.93%
(Cost: $55,784,013)		56,526,543
Other Assets, Less Liabilities—(37.93)%		(15,545,387)

NET ASSETS—100.00%		$40,981,156

(a)	Investments are denominated in U.S. dollars.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—93.74%

AGRICULTURE—0.34%
Altria Group Inc.
7.00%, 11/04/13	$120,000	$133,362
Reynolds American Inc.
6.75%, 06/15/17	200,000	208,317

		341,679
AUTO MANUFACTURERS—0.52%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	500,000	524,662

		524,662
BANKS—14.01%
American Express Bank FSB
5.55%, 10/17/12	750,000	761,140
Bank of America Corp.
4.50%, 08/01/10	1,190,000	1,190,825
4.88%, 01/15/13	1,500,000	1,488,212
Capital One Financial Corp.
5.70%, 09/15/11	500,000	505,036
Deutsche Bank AG London
6.00%, 09/01/17	750,000	774,140
JP Morgan Chase Bank N.A.
6.00%, 10/01/17	250,000	252,441
KfW Bankengruppe
4.25%, 06/15/10	3,000,000	3,044,010
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	500,000	521,717
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	500,000	516,990
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	500,000	481,300
US Bank N.A.
4.80%, 04/15/15	1,000,000	954,112
Wachovia Bank N.A.
4.88%, 02/01/15	1,000,000	945,391
Wachovia Corp.
5.30%, 10/15/11	500,000	504,319
Wells Fargo & Co.
4.88%, 01/12/11	2,150,000	2,154,517

		14,094,150
BEVERAGES—1.20%
Bottling Group LLC
5.50%, 04/01/16	200,000	205,138
Diageo Finance BV
5.30%, 10/28/15	500,000	496,272
PepsiCo Inc.
4.65%, 02/15/13	500,000	503,852

		1,205,262

BIOTECHNOLOGY—0.49%
Amgen Inc.
4.00%, 11/18/09	500,000	496,085

		496,085
BUILDING MATERIALS—0.49%
CRH America Inc.
5.30%, 10/15/13	250,000	243,638
Masco Corp.
6.13%, 10/03/16	250,000	249,279

		492,917
CHEMICALS—0.96%
Dow Chemical Co. (The)
6.00%, 10/01/12	200,000	209,353
Du Pont (E.I.) de Nemours and Co.
4.13%, 04/30/10	250,000	249,453
5.00%, 01/15/13	250,000	251,438
Praxair Inc.
5.25%, 11/15/14	250,000	255,125

		965,369
COMMERCIAL SERVICES—0.70%
Donnelley (R.R.) & Sons Co.
6.13%, 01/15/17	250,000	251,865
McKesson Corp.
5.70%, 03/01/17	250,000	249,685
Western Union Co.
5.40%, 11/17/11	200,000	202,124

		703,674
COMPUTERS—0.50%
International Business Machines Corp.
4.75%, 11/29/12	500,000	503,316

		503,316
COSMETICS & PERSONAL CARE—0.99%
Procter & Gamble Co. (The)
3.50%, 12/15/08	1,000,000	994,287

		994,287
DIVERSIFIED FINANCIAL SERVICES—29.88%
American Express Co.
4.88%, 07/15/13	250,000	239,412
6.80%, 09/01/16	200,000	204,380
American General Finance Corp.
5.38%, 10/01/12	1,000,000	1,005,208
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	500,000	483,924
5.70%, 11/15/14	500,000	476,103
Boeing Capital Corp.
6.10%, 03/01/11	350,000	367,810
CIT Group Inc.
5.40%, 02/13/12	900,000	859,269
Citigroup Inc.
6.00%, 02/21/12	2,250,000	2,338,845
6.13%, 11/21/17	400,000	410,757
Countrywide Financial Corp.
5.80%, 06/07/12	100,000	75,000
6.25%, 05/15/16	200,000	125,000
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	1,050,000	1,043,806

Credit Suisse USA Inc.
5.38%, 03/02/16	750,000	745,431
Deutsche Telekom International Finance AG
8.00%, 06/15/10	500,000	537,556
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	268,387
General Electric Capital Corp.
4.13%, 09/01/09	3,000,000	2,990,277
5.00%, 01/08/16	1,500,000	1,483,574
General Electric Co.
5.00%, 02/01/13	1,000,000	1,018,157
General Mills Inc.
6.00%, 02/15/12	200,000	206,338
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	1,700,000	1,687,222
5.00%, 10/01/14	1,000,000	973,630
6.60%, 01/15/12	1,000,000	1,056,970
Household Finance Corp.
6.38%, 11/27/12	500,000	527,772
HSBC Finance Corp.
5.50%, 01/19/16	1,500,000	1,460,023
John Deere Capital Corp.
7.00%, 03/15/12	200,000	217,259
JPMorgan Chase & Co.
3.50%, 03/15/09	350,000	345,364
5.75%, 01/02/13	2,000,000	2,057,516
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	250,000	240,026
5.75%, 07/18/11	1,000,000	1,004,797
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,000,000	964,084
Morgan Stanley
5.75%, 10/18/16	500,000	497,688
6.75%, 04/15/11	1,700,000	1,780,421
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	500,000	543,543
SLM Corp.
5.38%, 05/15/14	450,000	399,291
Svensk Exportkredit AB
4.50%, 09/27/10	750,000	764,580
Toyota Motor Credit Corp.
4.25%, 03/15/10	500,000	499,758
Unilever Capital Corp.
7.13%, 11/01/10	150,000	161,407

		30,060,585
ELECTRIC—4.84%
Constellation Energy Group Inc.
4.55%, 06/15/15	500,000	461,785
Dominion Resources Inc.
5.15%, 07/15/15	500,000	479,687
Duke Capital LLC
6.25%, 02/15/13	500,000	515,214
Duke Energy Corp.
6.25%, 01/15/12	200,000	211,100
Exelon Corp.
4.90%, 06/15/15	500,000	473,804
Exelon Generation Co. LLC
5.35%, 01/15/14	500,000	481,872
Pacific Gas & Electric Co.
4.80%, 03/01/14	1,000,000	970,184

Progress Energy Inc.
7.10%, 03/01/11	1,000,000	1,065,261
TXU Electric Delivery Co.
6.38%, 01/15/15	200,000	205,837

		4,864,744

FOOD—2.16%
Kraft Foods Inc.
6.00%, 02/11/13	700,000	707,185
Kroger Co. (The)
6.80%, 04/01/11	250,000	263,247
Safeway Inc.
7.50%, 09/15/09	1,000,000	1,049,684
Sara Lee Corp.
6.25%, 09/15/11	150,000	156,387

		2,176,503
FOREST PRODUCTS & PAPER—0.26%
Weyerhaeuser Co.
6.75%, 03/15/12	250,000	263,231

		263,231
HEALTH CARE - PRODUCTS—0.37%
Johnson & Johnson
5.15%, 08/15/12	350,000	368,626

		368,626
HEALTH CARE - SERVICES—0.69%
UnitedHealth Group Inc.
4.88%, 03/15/15	200,000	191,792
WellPoint Inc.
5.00%, 01/15/11	500,000	505,441

		697,233
HOLDING COMPANIES - DIVERSIFIED—0.09%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	120,000	86,400

		86,400
HOME BUILDERS—0.19%
Centex Corp.
7.88%, 02/01/11	200,000	190,000

		190,000
HOUSEHOLD PRODUCTS & WARES—0.49%
Fortune Brands Inc.
5.13%, 01/15/11	500,000	497,484

		497,484
INSURANCE—2.85%
Allstate Corp. (The)
5.00%, 08/15/14	250,000	242,145
American International Group Inc.
5.60%, 10/18/16	250,000	247,979
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	400,000	391,352
Genworth Financial Inc.
6.15%, 11/15/66	500,000	457,548
Lincoln National Corp.
7.00%, 05/17/16	250,000	252,107
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	500,000	504,871
MetLife Inc.
5.00%, 06/15/15	500,000	475,360
Prudential Financial Inc.
5.10%, 12/14/11	300,000	300,538

		2,871,900

MACHINERY—0.77%
Caterpillar Inc.
5.70%, 08/15/16	750,000	769,779

		769,779
MEDIA—2.64%
AOL Time Warner Inc.
6.88%, 05/01/12	500,000	528,612
Cox Communications Inc.
4.63%, 01/15/10	500,000	497,533
News America Inc.
5.30%, 12/15/14	500,000	488,061
Time Warner Cable Inc.
5.40%, 07/02/12	200,000	200,797
Viacom Inc.
6.25%, 04/30/16	250,000	248,913
6.63%, 05/15/11	150,000	155,957
Walt Disney Co. (The)
6.38%, 03/01/12	500,000	531,885

		2,651,758
MINING—1.59%
Alcoa Inc.
5.55%, 02/01/17	120,000	117,327
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,000,000	976,084
Vale Overseas Ltd.
6.25%, 01/11/16	500,000	506,730

		1,600,141
MULTI-NATIONAL—5.61%
European Investment Bank
4.63%, 05/15/14	3,000,000	3,082,830
Inter-American Development Bank
5.13%, 09/13/16	1,000,000	1,054,530
International Bank for Reconstruction & Development
4.13%, 08/12/09	1,500,000	1,511,835

		5,649,195
OFFICE & BUSINESS EQUIPMENT—0.53%
Xerox Corp.
6.88%, 08/15/11	500,000	529,576

		529,576
OIL & GAS—2.61%
Anadarko Petroleum Corp.
5.95%, 09/15/16	500,000	506,212
Apache Corp.
5.25%, 04/15/13	200,000	203,734
Conoco Funding Co.
6.35%, 10/15/11	1,000,000	1,063,190
Enterprise Products Operating LP
5.60%, 10/15/14	600,000	596,034
XTO Energy Inc.
6.25%, 04/15/13	250,000	261,359

		2,630,529
OIL & GAS SERVICES—0.21%
Weatherford International Inc.
6.35%, 06/15/17(a)	200,000	206,984

		206,984

PHARMACEUTICALS—2.61%
Abbott Laboratories
5.38%, 05/15/09	750,000	761,602
AmerisourceBergen Corp.
5.88%, 09/15/15	120,000	119,313
AstraZeneca PLC
5.40%, 09/15/12	500,000	515,249
Cardinal Health Inc.
5.80%, 10/15/16(a)	200,000	209,436
Wyeth
5.50%, 02/01/14	1,000,000	1,018,938

		2,624,538
PIPELINES—0.26%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	250,000	261,552

		261,552
REAL ESTATE—0.43%
ERP Operating LP
5.13%, 03/15/16	250,000	237,162
5.75%, 06/15/17	200,000	196,869

		434,031
REAL ESTATE INVESTMENT TRUSTS—1.54%
Boston Properties LP
6.25%, 01/15/13	350,000	360,770
iStar Financial Inc.
5.88%, 03/15/16	250,000	205,429
ProLogis
5.63%, 11/15/16	300,000	288,941
Simon Property Group LP
5.25%, 12/01/16	200,000	189,468
5.60%, 09/01/11	500,000	504,999

		1,549,607
RETAIL—2.19%
Costco Wholesale Corp.
5.30%, 03/15/12	150,000	153,742
CVS Caremark Corp.
6.30%, 06/01/12	250,000	242,431
Federated Retail Holdings Inc.
5.90%, 12/01/16	350,000	329,809
Home Depot Inc.
5.40%, 03/01/16	500,000	473,913
Wal-Mart Stores Inc.
4.55%, 05/01/13	500,000	486,731
6.88%, 08/10/09	500,000	521,831

		2,208,457
SAVINGS & LOANS—0.47%
Washington Mutual Inc.
4.00%, 01/15/09	500,000	473,755

		473,755
SOFTWARE—0.74%
Oracle Corp.
5.25%, 01/15/16	750,000	749,152

		749,152

TELECOMMUNICATIONS—7.50%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	541,795
Cisco Systems Inc.
5.50%, 02/22/16	1,000,000	1,018,689
Embarq Corp.
7.08%, 06/01/16	500,000	514,954
France Telecom SA
7.75%, 03/01/11	500,000	542,281
Qwest Corp.
8.88%, 03/15/12	300,000	321,000
Rogers Wireless Inc.
6.38%, 03/01/14	250,000	251,357
SBC Communications Inc.
5.88%, 02/01/12	1,000,000	1,032,474
Sprint Capital Corp.
8.38%, 03/15/12	500,000	534,528
Sprint Nextel Corp.
6.00%, 12/01/16	250,000	237,242
Telecom Italia Capital SA
4.00%, 01/15/10	500,000	491,801
Telefonica Europe BV
7.75%, 09/15/10	500,000	537,751
Verizon Communications Inc.
5.55%, 02/15/16	1,000,000	1,016,619
Vodafone Group PLC
5.75%, 03/15/16	500,000	504,333

		7,544,824
TELEPHONE—1.12%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	1,000,000	1,124,590

		1,124,590
TEXTILES—0.38%
Mohawk Industries Inc.
6.13%, 01/15/16	380,000	383,805

		383,805
TRANSPORTATION—0.52%
CSX Corp.
6.75%, 03/15/11	500,000	523,873

		523,873

TOTAL CORPORATE BONDS & NOTES
(Cost: $93,752,507)		94,314,253

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES (b)—4.51%
Italy (Republic of)
4.50%, 01/21/15	2,400,000	2,439,096
Quebec (Province of)
5.00%, 03/01/16	1,000,000	1,032,937
United Mexican States
6.38%, 01/16/13	1,000,000	1,065,970

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,413,512)		4,538,003

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.97%

MONEY MARKET FUNDS—0.97%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(c)(d)	973,793	973,793

		973,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $973,793)		973,793

TOTAL INVESTMENTS IN SECURITIES—99.22%
(Cost: $99,139,812)		99,826,049
Other Assets, Less Liabilities—0.78%		783,541

NET ASSETS—100.00%		$100,609,590

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—33.80%

AGRICULTURE—0.14%
Altria Group Inc.
7.00%, 11/04/13	$44,000	$48,899
Reynolds American Inc.
6.75%, 06/15/17	110,000	114,575

		163,474
AUTO MANUFACTURERS—0.19%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	209,000	219,309

		219,309
BANKS—4.46%
Bank of America Corp.
4.50%, 08/01/10	473,000	473,328
4.88%, 01/15/13	616,000	611,159
Capital One Financial Corp.
5.70%, 09/15/11	209,000	211,105
Deutsche Bank AG London
6.00%, 09/01/17	220,000	227,081
KfW Bankengruppe
4.25%, 06/15/10	946,000	959,878
4.88%, 01/17/17	275,000	285,307
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	275,000	286,944
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	220,000	211,772
US Bank N.A.
4.80%, 04/15/15	407,000	388,324
Wachovia Corp.
5.30%, 10/15/11	220,000	221,901
5.75%, 06/15/17	330,000	327,215
Wells Fargo & Co.
4.88%, 01/12/11	825,000	826,733

		5,030,747
BEVERAGES—0.19%
Diageo Finance BV
5.30%, 10/28/15	220,000	218,360

		218,360
BIOTECHNOLOGY—0.18%
Amgen Inc.
4.00%, 11/18/09	209,000	207,363

		207,363
BUILDING MATERIALS—0.18%
CRH America Inc.
5.30%, 10/15/13	121,000	117,921
Masco Corp.
6.13%, 10/03/16	88,000	87,746

		205,667

CHEMICALS—0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	88,000	92,115
Du Pont (E.I.) de Nemours and Co.
4.13%, 04/30/10	110,000	109,759

		201,874
COMMERCIAL SERVICES—0.23%
Donnelley (R.R.) & Sons Co.
6.13%, 01/15/17	88,000	88,657
McKesson Corp.
5.70%, 03/01/17	110,000	109,861
Western Union Co.
5.40%, 11/17/11	66,000	66,701

		265,219
COMPUTERS—0.20%
International Business Machines Corp.
4.75%, 11/29/12	220,000	221,459

		221,459
COSMETICS & PERSONAL CARE—0.36%
Procter & Gamble Co. (The)
3.50%, 12/15/08	407,000	404,675

		404,675
DIVERSIFIED FINANCIAL SERVICES—11.22%
American Express Co.
4.88%, 07/15/13	132,000	126,410
6.80%, 09/01/16	88,000	89,927
American General Finance Corp.
5.38%, 10/01/12	550,000	552,864
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	407,000	387,547
Boeing Capital Corp.
6.10%, 03/01/11	154,000	161,836
CIT Group Inc.
5.40%, 02/13/12	330,000	315,065
Citigroup Inc.
6.00%, 02/21/12	1,221,000	1,269,213
Countrywide Financial Corp.
6.25%, 05/15/16	110,000	68,750
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	275,000	273,378
Credit Suisse USA Inc.
5.38%, 03/02/16	308,000	306,124
Deutsche Telekom International Finance AG
8.00%, 06/15/10	209,000	224,698
Devon Financing Corp. ULC
6.88%, 09/30/11	110,000	118,090
General Electric Capital Corp.
4.13%, 09/01/09	1,221,000	1,217,043
5.00%, 01/08/16	209,000	206,711
5.88%, 02/15/12	550,000	575,429
General Electric Co.
5.00%, 02/01/13	407,000	414,390
General Mills Inc.
6.00%, 02/15/12	88,000	90,789
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	792,000	786,047
5.00%, 10/01/14	517,000	503,366

HSBC Finance Corp.
5.50%, 01/19/16	627,000	610,289
John Deere Capital Corp.
7.00%, 03/15/12	176,000	191,188
JPMorgan Chase & Co.
5.75%, 01/02/13	825,000	848,725
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	198,000	190,101
5.75%, 07/18/11	407,000	408,953
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	550,000	530,246
Morgan Stanley
5.75%, 10/18/16	220,000	218,983
6.75%, 04/15/11	693,000	725,784
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	209,000	227,201
SLM Corp.
5.38%, 05/15/14	187,000	165,927
Svensk Exportkredit AB
4.50%, 09/27/10	550,000	560,692
Toyota Motor Credit Corp.
4.25%, 03/15/10	209,000	208,899
Unilever Capital Corp.
7.13%, 11/01/10	88,000	94,692

		12,669,357
ELECTRIC—1.77%
Constellation Energy Group Inc.
4.55%, 06/15/15	198,000	182,867
Dominion Resources Inc.
5.15%, 07/15/15	209,000	200,509
Duke Capital LLC
6.25%, 02/15/13	209,000	215,360
Duke Energy Corp.
6.25%, 01/15/12	77,000	81,274
Exelon Corp.
4.90%, 06/15/15	209,000	198,050
Exelon Generation Co. LLC
5.35%, 01/15/14	209,000	201,423
Pacific Gas & Electric Co.
4.80%, 03/01/14	407,000	394,865
Progress Energy Inc.
7.10%, 03/01/11	407,000	433,561
TXU Electric Delivery Co.
6.38%, 01/15/15	88,000	90,568

		1,998,477
FOOD—0.75%
Kraft Foods Inc.
6.25%, 06/01/12	220,000	229,613
Kroger Co. (The)
6.80%, 04/01/11	110,000	115,829
Safeway Inc.
7.50%, 09/15/09	407,000	427,221
Sara Lee Corp.
6.25%, 09/15/11	66,000	68,810

		841,473
FOREST PRODUCTS & PAPER—0.12%
Weyerhaeuser Co.
6.75%, 03/15/12	132,000	138,986

		138,986

HEALTH CARE - SERVICES—0.27%
UnitedHealth Group Inc.
4.88%, 03/15/15	88,000	84,388
WellPoint Inc.
5.00%, 01/15/11	220,000	222,394

		306,782
HOLDING COMPANIES - DIVERSIFIED—0.07%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	110,000	79,200

		79,200
HOME BUILDERS—0.06%
Centex Corp.
7.88%, 02/01/11	77,000	73,150

		73,150
HOUSEHOLD PRODUCTS & WARES—0.18%
Fortune Brands Inc.
5.13%, 01/15/11	209,000	207,949

		207,949
INSURANCE—1.45%
Allstate Corp. (The)
5.00%, 08/15/14	110,000	106,544
American International Group Inc.
5.60%, 10/18/16	220,000	218,221
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	385,000	376,677
Genworth Financial Inc.
6.15%, 11/15/66	209,000	191,255
Lincoln National Corp.
7.00%, 05/17/16	121,000	122,020
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	209,000	211,036
MetLife Inc.
5.00%, 06/15/15	209,000	198,700
Prudential Financial Inc.
5.10%, 09/20/14	220,000	210,042

		1,634,495
MACHINERY—0.28%
Caterpillar Inc.
5.70%, 08/15/16	308,000	316,123

		316,123
MEDIA—0.94%
AOL Time Warner Inc.
6.88%, 05/01/12	209,000	220,960
Cox Communications Inc.
4.63%, 01/15/10	209,000	207,969
News America Inc.
5.30%, 12/15/14	198,000	193,272
Viacom Inc.
6.25%, 04/30/16	110,000	109,522
6.63%, 05/15/11	88,000	91,495
Walt Disney Co. (The)
6.38%, 03/01/12	220,000	234,029

		1,057,247

MINING—0.59%
Alcoa Inc.
5.55%, 02/01/17	55,000	53,775
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	407,000	397,266
Vale Overseas Ltd.
6.25%, 01/23/17	209,000	211,644

		662,685
MULTI-NATIONAL—1.80%
European Investment Bank
4.63%, 05/15/14	1,221,000	1,254,712
Inter-American Development Bank
5.13%, 09/13/16	407,000	429,194
International Bank for Reconstruction & Development
4.13%, 08/12/09	341,000	343,690

		2,027,596
OFFICE & BUSINESS EQUIPMENT—0.20%
Xerox Corp.
6.88%, 08/15/11	209,000	221,363

		221,363
OIL & GAS—0.97%
Anadarko Petroleum Corp.
5.95%, 09/15/16	198,000	200,460
Apache Corp.
5.25%, 04/15/13	110,000	112,054
Conoco Funding Co.
6.35%, 10/15/11	407,000	432,718
Enterprise Products Operating LP
5.60%, 10/15/14	231,000	229,473
XTO Energy Inc.
6.25%, 04/15/13	110,000	114,998

		1,089,703
OIL & GAS SERVICES—0.08%
Weatherford International Inc.
6.35%, 06/15/17(a)	88,000	91,073

		91,073
PHARMACEUTICALS—0.90%
Abbott Laboratories
5.38%, 05/15/09	220,000	223,403
AmerisourceBergen Corp.
5.88%, 09/15/15	44,000	43,748
AstraZeneca PLC
5.40%, 09/15/12	330,000	340,065
Wyeth
5.50%, 02/01/14	407,000	414,708

		1,021,924
PIPELINES—0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	110,000	115,083

		115,083
REAL ESTATE—0.09%
ERP Operating LP
5.13%, 03/15/16	110,000	104,351

		104,351

REAL ESTATE INVESTMENT TRUSTS—0.67%
Boston Properties LP
6.25%, 01/15/13	110,000	113,385
iStar Financial Inc.
5.88%, 03/15/16	132,000	108,466
ProLogis
5.63%, 11/15/16	88,000	84,756
Simon Property Group LP
5.60%, 09/01/11	440,000	444,399

		751,006
RETAIL—0.99%
Costco Wholesale Corp.
5.30%, 03/15/12	66,000	67,646
CVS Caremark Corp.
6.30%, 06/01/12	176,000	170,671
Federated Retail Holdings Inc.
5.90%, 12/01/16	154,000	145,116
Home Depot Inc.
5.40%, 03/01/16	209,000	198,096
Wal-Mart Stores Inc.
4.55%, 05/01/13	330,000	321,242
6.88%, 08/10/09	209,000	218,125

		1,120,896
SAVINGS & LOANS—0.20%
Washington Mutual Inc.
4.00%, 01/15/09	242,000	229,297

		229,297
SOFTWARE—0.27%
Oracle Corp.
5.25%, 01/15/16	308,000	307,652

		307,652
TELECOMMUNICATIONS—2.78%
AT&T Wireless Services Inc.
7.88%, 03/01/11	209,000	226,470
Cisco Systems Inc.
5.50%, 02/22/16	407,000	414,607
Embarq Corp.
7.08%, 06/01/16	154,000	158,606
France Telecom SA
7.75%, 03/01/11	209,000	226,674
Rogers Wireless Inc.
6.38%, 03/01/14	110,000	110,597
SBC Communications Inc.
5.88%, 02/01/12	407,000	420,217
Sprint Capital Corp.
8.38%, 03/15/12	209,000	223,433
Sprint Nextel Corp.
6.00%, 12/01/16	110,000	104,387
Telecom Italia Capital SA
4.00%, 01/15/10	407,000	400,326
Telefonica Europe BV
7.75%, 09/15/10	209,000	224,780
Verizon Communications Inc.
5.55%, 02/15/16	407,000	413,764
Vodafone Group PLC
5.75%, 03/15/16	209,000	210,811

		3,134,672

TELEPHONE—0.41%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	407,000	457,708

457,708

TEXTILES—0.14%
Mohawk Industries Inc.
6.13%, 01/15/16	154,000	155,542

		155,542
TRANSPORTATION—0.19%
CSX Corp.
6.75%, 03/15/11	209,000	218,979

		218,979

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,860,195)		38,170,916

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—1.91%
Italy (Republic of)
6.00%, 02/22/11	1,221,000	1,298,684
Quebec (Province of)
5.00%, 03/01/16	407,000	420,405
United Mexican States
6.38%, 01/16/13	407,000	433,850

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,088,090)		2,152,939

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—62.02%

U.S. GOVERNMENT AGENCY OBLIGATIONS—22.07%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13(c)	3,740,000	3,810,992
5.00%, 01/16/09	6,600,000	6,682,869
Federal National Mortgage Association
5.00%, 04/15/15(c)	2,200,000	2,290,708
5.38%, 06/12/17(c)	770,000	817,503
7.25%, 01/15/10(c)	10,560,000	11,320,480

		24,922,552

U.S. GOVERNMENT OBLIGATIONS—39.95%
U.S. Treasury Notes
4.50%, 02/15/09(c)	5,445,000	5,532,011
4.75%, 05/15/14(c)	7,821,000	8,323,968
4.88%, 07/31/11(c)	8,580,000	9,071,548
4.88%, 08/15/16(c)	10,505,000	11,223,647
6.00%, 08/15/09(c)	10,450,000	10,952,854

		45,104,028

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $67,840,508)		70,026,580

Security	Shares	Value

SHORT-TERM INVESTMENTS—39.63%

MONEY MARKET FUNDS—39.63%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(d)(e)	757,294	757,294
BGI Cash Premier Fund LLC
4.99%(d)(e)(f)	43,990,629	43,990,629

		44,747,923

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,747,923)		44,747,923

TOTAL INVESTMENTS IN SECURITIES—137.36%
(Cost: $152,536,716)		155,098,358
Other Assets, Less Liabilities—(37.36)%		(42,187,409)

NET ASSETS—100.00%		$112,910,949

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN MBS BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—92.50%

MORTGAGE-BACKED SECURITIES—92.50%
Federal Home Loan Mortgage Corp.
4.50%, 12/01/22(a)	$8,400,000	$8,258,250
4.95%, 06/15/33	387,185	386,588
5.00%, 12/01/22(a)	6,960,000	6,949,125
5.00%, 12/01/33	2,415,365	2,394,528
5.00%, 01/01/38(a)	18,176,000	17,829,520
5.50%, 12/01/22(a)	8,160,000	8,246,700
5.50%, 12/01/37(a)	17,168,000	17,165,317
6.00%, 01/01/38(a)	12,000,000	12,174,375
Federal National Mortgage Association
4.50%, 12/01/22(a)	6,000,000	5,904,375
5.00%, 12/01/22(a)	7,680,000	7,672,800
5.50%, 12/01/22(a)	4,880,000	4,935,662
5.50%, 12/01/37(a)	22,720,000	22,751,950
6.00%, 12/01/37(a)	6,320,000	6,422,700
6.50%, 12/01/37(a)	13,920,000	14,315,850
Government National Mortgage Association
4.96%, 05/16/29	1,837,713	1,839,784
5.00%, 12/01/37(a)	6,640,000	6,589,163
5.50%, 12/01/37(a)	3,600,000	3,645,000
6.00%, 12/01/37(a)	3,600,000	3,691,688

		151,173,375

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $149,563,281)		151,173,375

Security	Shares	Value

SHORT-TERM INVESTMENTS—77.09%

MONEY MARKET FUNDS—77.09%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	125,978,927	125,978,927

		125,978,927

TOTAL SHORT-TERM INVESTMENTS
(Cost: $125,978,927)		125,978,927

TOTAL INVESTMENTS IN SECURITIES—169.59%
(Cost: $275,542,208)		277,152,302
Other Assets, Less Liabilities—(69.59)%		(113,728,133)

NET ASSETS—100.00%		$163,424,169

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.55%
U.S. Treasury Notes
3.00%, 02/15/08	$19,035,000	$19,026,815
3.13%, 10/15/08(a)	50,760,000	50,696,550
3.75%, 05/15/08(a)	63,920,000	64,040,172
4.13%, 08/15/08	35,250,000	35,423,432
4.38%, 12/31/07(a)	129,485,000	129,585,992
4.38%, 01/31/08(a)	139,449,000	139,715,339
4.63%, 02/29/08(a)	30,315,000	30,415,646
4.63%, 03/31/08(a)	19,270,000	19,364,809
4.88%, 08/31/08	21,150,000	21,375,460

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $508,209,909)		509,644,215

Security	Shares	Value

SHORT-TERM INVESTMENTS—41.80%

MONEY MARKET FUNDS—41.80%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	1,387,332	1,387,332
BGI Cash Premier Fund LLC
4.99%(b)(c)(d)	214,749,580	214,749,580

		216,136,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $216,136,912)		216,136,912

TOTAL INVESTMENTS IN SECURITIES—140.35%
(Cost: $724,346,821)		725,781,127
Other Assets, Less Liabilities—(40.35)%		(208,657,159)

NET ASSETS—100.00%		$517,123,968

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

November 30, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.23%
U.S. Treasury Inflation-Indexed Bonds
0.88%, 04/15/10(a)	$338,624,320	$337,676,171
1.63%, 01/15/15	266,416,156	268,438,254
1.88%, 07/15/13(a)	304,786,311	314,950,935
1.88%, 07/15/15(a)	211,644,397	216,988,417
2.00%, 04/15/12(a)	75,510,225	78,261,062
2.00%, 01/15/14(a)	297,429,265	307,976,107
2.00%, 07/15/14(a)	275,839,978	285,943,996
2.00%, 01/15/16(a)	207,927,286	214,618,386
2.00%, 01/15/26(a)	213,588,673	215,583,591
2.38%, 04/15/11(a)	241,884,090	252,360,090
2.38%, 01/15/17(a)	189,951,563	202,083,769
2.38%, 01/15/25(a)	352,251,445	374,552,484
2.38%, 01/15/27(a)	110,425,175	118,366,954
2.50%, 07/15/16	197,268,708	212,006,653
2.63%, 07/15/17(a)	73,930,710	80,531,983
3.00%, 07/15/12(a)	293,157,866	317,906,254
3.38%, 01/15/12(a)	99,525,066	108,743,078
3.38%, 04/15/32(a)	66,757,443	86,967,591
3.50%, 01/15/11(a)	156,121,252	168,228,455
3.63%, 04/15/28(a)	235,577,736	302,851,671
3.88%, 01/15/09(a)	207,415,177	214,407,143
3.88%, 04/15/29(a)	271,542,536	364,643,609
4.25%, 01/15/10(a)	123,859,436	132,639,832

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,983,215,137)		5,176,726,485

Security	Shares	Value

SHORT-TERM INVESTMENTS—44.43%

MONEY MARKET FUNDS—44.43%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
4.93%(b)(c)	3,449,409	3,449,409

BGI Cash Premier Fund LLC
4.99%(b)(c)(d)	2,314,455,950	2,314,455,950

		2,317,905,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,317,905,359)		2,317,905,359

TOTAL INVESTMENTS IN SECURITIES—143.66%
(Cost: $7,301,120,496)		7,494,631,844
Other Assets, Less Liabilities—(43.66)%		(2,277,598,062)

NET ASSETS—100.00%		$5,217,033,782

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

November 30, 2007

Security	Principal	Value

MUNICIPAL BONDS & NOTES—96.72%

CALIFORNIA—96.72%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	$2,000,000	$2,103,120
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured)
5.00%, 08/01/17	1,640,000	1,769,330
Bay Area Toll Authority Bridge Revenue, Series F
5.00%, 04/01/31	1,300,000	1,361,256
California Educational Facilities Authority, Pepperdine University, Series A (AMBAC Insured)
5.00%, 12/01/35	1,735,000	1,806,950
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/15	1,000,000	1,090,640
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	500,000	532,155
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12
5.38%, 05/01/17	2,200,000	2,409,088
5.88%, 05/01/16	1,000,000	1,115,460
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured)
5.38%, 05/01/18	4,500,000	4,927,680
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 01/01/08	1,550,000	1,552,170
California State Economic Recovery, General Obligations Unlimited, Series A (FGIC Insured)
5.25%, 07/01/14	1,000,000	1,107,690
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/30	535,000	556,486
California State, General Obligations Unlimited
5.00%, 08/01/19	2,000,000	2,121,240
5.00%, 09/01/35	900,000	910,746
5.00%, 06/01/37	1,000,000	1,011,310
California State, General Obligations Unlimited, Prerefunded 02/01/14
5.00%, 02/01/33	3,395,000	3,698,818
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FGIC Insured)
5.00%, 08/01/32	1,600,000	1,679,216

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B (MBIA Insured)
4.50%, 07/01/21	1,000,000	1,017,760
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	583,386
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/37	2,200,000	2,307,514
Los Angeles Unified School District, General Obligations Unlimited, Series A (MBIA Insured)
5.00%, 07/01/18	1,385,000	1,506,271
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (MBIA Insured)
5.00%, 01/01/28	1,500,000	1,625,100
San Francisco City & County Public Utilities Commission, Series A (FSA Insured)
4.50%, 11/01/31	1,000,000	984,130
University of California Regents Medical Center Pooled Revenue, Series A (MBIA Insured)
4.50%, 05/15/37	1,500,000	1,452,855
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	530,265
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	568,171

		40,328,807

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $40,020,161)		40,328,807

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.31%

MONEY MARKET FUNDS—2.31%
Fidelity California AMT Tax-Free Money Market Fund
3.40%(a)	961,546	961,546

		961,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $961,546)		961,546

TOTAL INVESTMENTS IN SECURITIES—99.03%
(Cost: $40,981,707)		41,290,353
Other Assets, Less Liabilities—0.97%		406,051

NET ASSETS—100.00%		$41,696,404

AMBAC  -  AMBAC Financial Group Inc.

FGIC  -  Financial Guaranty Insurance Company

FSA  -  Financial Security Assurance Inc.

MBIA  -  Municipal Bond Insurance Association

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

November 30, 2007

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.21%

CALIFORNIA—22.40%
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured)
5.00%, 08/01/17	$4,000,000	$4,315,440
California State Department of Veterans Affairs Home Purchase Revenue, Series A
4.60%, 12/01/28	800,000	762,384
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/15	3,000,000	3,271,920
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12
5.38%, 05/01/17	2,600,000	2,847,104
5.75%, 05/01/17	7,975,000	8,855,041
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured)
5.38%, 05/01/18	1,300,000	1,423,552
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 01/01/08	2,860,000	2,864,004
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Insured)
5.00%, 07/01/12	2,000,000	2,145,320
California State, General Obligations Unlimited
5.00%, 06/01/17	11,135,000	11,837,284
5.00%, 03/01/19	7,725,000	8,111,404
5.00%, 09/01/35	500,000	505,970
5.00%, 06/01/37	4,250,000	4,298,068
5.00%, 11/01/37	4,500,000	4,552,470
Los Angeles Unified School District, General Obligations Unlimited, Series A (MBIA Insured)
5.00%, 07/01/18	9,000,000	9,788,040

		65,578,001
COLORADO—5.99%
Colorado Department of Transportation Revenue, Series B (FGIC Insured)
5.00%, 12/15/15	2,400,000	2,631,192
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured)
4.50%, 11/01/34	15,175,000	14,902,457

		17,533,649
DISTRICT OF COLUMBIA—0.70%
District of Columbia Ballpark Revenue, Series B-1 (FGIC Insured)
5.00%, 02/01/31	2,000,000	2,033,400

		2,033,400

FLORIDA—5.84%
Citizens Property Insurance Corp., Series A (MBIA Insured)
5.00%, 03/01/17	10,000,000	10,828,400
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (MBIA-IBC Insured)
5.00%, 07/01/12	5,900,000	6,282,084

		17,110,484
GEORGIA—1.90%
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/16	5,000,000	5,575,750

		5,575,750
HAWAII—0.45%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/15	1,200,000	1,310,628

		1,310,628
ILLINOIS—8.59%
Chicago Skyway Toll Bridge, Prerefunded 01/01/11 (AMBAC Insured)
5.50%, 01/01/31	5,500,000	5,906,835
Chicago, General Obligations Unlimited, Series A, Prerefunded 01/01/11 (MBIA Insured)
5.50%, 01/01/38	8,255,000	8,870,740
Illinois State Toll Highway Authority, Series A-2 (FSA Insured)
5.00%, 01/01/31	5,000,000	5,226,950
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	5,000,000	5,151,100

		25,155,625
INDIANA—1.51%
Indiana Finance Authority Highway Revenue, Series A (FGIC Insured)
4.50%, 12/01/24	4,450,000	4,413,466

		4,413,466
MARYLAND—1.47%
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	4,000,000	4,312,920

		4,312,920
MASSACHUSETTS—5.73%
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	9,400,000	9,209,744
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	3,000,000	3,191,370
Massachusetts State, General Obligations Unlimited, Series A, Prerefunded 03/01/15 (FSA Insured)
5.00%, 03/01/23	4,000,000	4,378,520

		16,779,634
MISSOURI—0.71%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (MBIA Insured)
5.00%, 01/01/34	2,000,000	2,062,980

		2,062,980

NEW JERSEY—2.81%
New Jersey Transportation Trust Fund Authority, Series A (FSA Insured)
4.25%, 12/15/22	3,600,000	3,564,432
New Jersey Transportation Trust Fund Authority, Series B (FGIC Insured)
5.25%, 12/15/12	4,300,000	4,667,736

		8,232,168
NEW YORK—7.80%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	1,520,000	1,539,927
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured)
4.50%, 02/15/47	1,600,000	1,531,520
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,935,603
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	3,600,000	3,720,924
New York Liberty Development Corp. (Goldman Sachs Group Inc.)
5.25%, 10/01/35	3,700,000	3,924,516
New York State Urban Development Corp., Correctional & Youth Facilities, Series A
5.25%, 01/01/21	1,860,000	1,896,530
New York State Urban Development Corp., Correctional Facilities, Series D, Prerefunded 01/01/11 (FSA Insured)
5.25%, 01/01/30	5,000,000	5,297,300

		22,846,320
NORTH CAROLINA—7.15%
North Carolina State, General Obligations Unlimited
5.00%, 03/01/12	15,545,000	16,612,164
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/13	4,000,000	4,327,000

		20,939,164
OREGON—13.96%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/11	18,365,000	19,490,958
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,703,917
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	15,651,315
Tri-County Metropolitan Transportation District (MBIA Insured)
4.00%, 05/01/14	2,000,000	2,013,320

		40,859,510
PENNSYLVANIA—1.69%
Pennsylvania State Public School Building Authority, Series A (FSA Insured)
5.00%, 06/01/31	1,800,000	1,885,014
Pennsylvania State, General Obligations Unlimited
5.25%, 02/01/09	3,000,000	3,068,520

		4,953,534

PUERTO RICO—3.97%
Puerto Rico Highway & Transportation Authority Highway Revenue, Series CC (FSA Insured)
5.25%, 07/01/36	3,175,000	3,512,058
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/25	7,275,000	8,123,920

		11,635,978
TENNESSEE—1.83%
Tennessee Energy Acquisition Corp. Gas Revenue, Series C
5.00%, 02/01/19	5,275,000	5,351,382

		5,351,382
TEXAS—1.68%
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,925,350

		4,925,350
UTAH—2.03%
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	5,635,000	5,936,698

		5,936,698

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $286,543,624)		287,546,641

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
3.51%(a)	1,052,465	1,052,465

		1,052,465

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,052,465)		1,052,465

TOTAL INVESTMENTS IN SECURITIES—98.57%
(Cost: $287,596,089)		288,599,106
Other Assets, Less Liabilities—1.43%		4,182,887

NET ASSETS—100.00%		$292,781,993

AMBAC  -  AMBAC Financial Group Inc.

FGIC  -  Financial Guaranty Insurance Company

FSA  -  Financial Security Assurance Inc.

IBC  -  Insured Bond Certificates

MBIA  -  Municipal Bond Insurance Association

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

November 30, 2007

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.61%

NEW YORK—97.61%
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured)
4.50%, 02/15/47	$1,000,000	$957,201
Long Island Power Authority, Series A (AMBAC Insured)
5.50%, 12/01/11	1,000,000	1,083,030
Long Island Power Authority, Series A, Prerefunded 09/01/11
5.38%, 09/01/25	2,500,000	2,689,800
Metropolitan Transportation Authority, Series A, Prerefunded 11/15/11 (FGIC Insured)
5.00%, 11/15/31	500,000	533,015
Metropolitan Transportation Authority, Series B (AMBAC Insured)
5.00%, 11/15/30	1,000,000	1,037,860
New York City Industrial Development Agency Revenue, Yankee Stadium (FGIC Insured)
4.50%, 03/01/39	1,000,000	966,870
New York City Municipal Water Finance Authority, Series A
5.00%, 06/15/39	2,000,000	2,058,480
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,076,390
New York Liberty Development Corp. (Goldman Sachs Group Inc.)
5.25%, 10/01/35	800,000	848,544
New York State Dormitory Authority Revenues, Series A (FSA/FHA Insured)
5.25%, 08/15/15	1,500,000	1,634,865
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A
4.75%, 06/15/31	900,000	915,156
New York State Thruway Authority, Highway & Bridge Trust Fund, Series B (FSA Insured)
5.00%, 04/01/15	900,000	983,898
New York State Urban Development Corp., Correctional & Youth Facilities, Series A
5.25%, 01/01/21	800,000	815,712
New York State Urban Development Corp., Correctional Facilities, Series D, Prerefunded 01/01/11 (FSA Insured)
5.25%, 01/01/30	1,500,000	1,589,190
New York, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,077,320
New York, General Obligations Unlimited, Series J, Prerefunded 06/01/13
5.25%, 06/01/28	660,000	724,350
Port Authority of New York & New Jersey
5.00%, 12/01/29	925,000	961,167

		19,952,848

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $19,870,112)		19,952,848

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
Fidelity New York AMT Tax-Free Money Market Fund
3.42%(a)	73,552	73,552

		73,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $73,552)		73,552

TOTAL INVESTMENTS IN SECURITIES—97.97%
(Cost: $19,943,664)		20,026,400
Other Assets, Less Liabilities—2.03%		413,971

NET ASSETS—100.00%		$20,440,371

AMBAC  -  AMBAC Financial Group Inc.

FGIC  -  Financial Guaranty Insurance Company

FHA  -  Federal Housing Administration

FSA  -  Financial Security Assurance Inc.

MBIA  -  Municipal Bond Insurance Association

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares S&P National Municipal Bond Fund commenced operations on September 7, 2007 and both the iShares S&P California Municipal Bond Fund and iShares S&P New York Municipal Bond Fund commenced operations on October 4, 2007.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FEDERAL INCOME TAXES

As of November 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$225,555,935	$84,399	$(8,859,244)	$(8,774,845)

iBoxx $ Investment Grade Corporate	3,162,413,231	40,488,169	(37,819,319)	2,668,850
Lehman 1-3 Year Credit	150,879,069	1,596,409	(351,042)	1,245,367
Lehman 1-3 Year Treasury	12,941,251,337	193,095,111	(188,607)	192,906,504
Lehman 3-7 Year Treasury	298,940,570	6,614,602	—	6,614,602
Lehman 7-10 Year Treasury	3,381,508,614	103,702,732	—	103,702,732
Lehman 10-20 Year Treasury	105,679,431	1,716,388	—	1,716,388
Lehman 20+ Year Treasury	1,789,371,819	15,743,596	—	15,743,596
Lehman Aggregate	12,920,530,793	118,372,528	(23,471,099)	94,901,429
Lehman Credit	48,875,738	764,087	(276,595)	487,492
Lehman Government/Credit	55,792,567	867,989	(134,013)	733,976
Lehman Intermediate Credit	99,189,572	883,431	(246,954)	636,477
Lehman Intermediate Government/Credit	152,581,358	2,696,162	(179,162)	2,517,000
Lehman MBS	275,551,292	1,607,849	(6,839)	1,601,010
Lehman Short Treasury	724,346,821	1,434,306	—	1,434,306
Lehman TIPS	7,321,766,357	172,865,487	—	172,865,487
S&P California Municipal	40,981,707	319,718	(11,072)	308,646
S&P National Municipal	287,596,089	1,656,923	(653,906)	1,003,017
S&P New York Municipal	19,943,664	117,724	(34,988)	82,736

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. A Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by a Fund as a purchase transaction and a sale transaction in which a Fund realizes a gain or loss. A Fund’s use of TBA rolls may cause a Fund to experience higher portfolio turnover and higher transaction costs. A Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the nine months ended November 30, 2007, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: January 23, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: January 23, 2008